As filed with the Securities and Exchange Commission on

                                 April 12, 2002

                           Registration No. 333-76359

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3
                                       to
                                    Form S-6
                             ----------------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                           (Exact Name of Registrant)
                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            -------------------------


       Title of Securities Being Registered: Securities of Unit Investment Trust
                                            ------------------------------------

         Approximate Date of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                 [ ] Immediately upon filing pursuant to paragraph (b).

                 [X] On May 1, 2002 pursuant to paragraph (b).

                 [ ] 60 days after filing pursuant to paragraph (a)(1).

                 [ ] On            pursuant to paragraph (a)(1) of Rule 485.
                        ----------

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

          Item No. of          Caption
          Form N-8b-2          in Prospectus

               1.              Cover Page
               2.              Cover Page
               3.              Not Applicable
               4. Ameritas Life Insurance Corp.; Distribution of the Policies
               5.              The Separate Account
               6.              The Separate Account
               7.              Not Required
               8.              Not Required
               9.              Legal Proceedings
               10. Summary; Addition, Deletion or Substitution of Investments; Policy Benefits; Policy Rights; Payment and Allocation of Premiums; General Provisions; Voting Rights
               11.             Summary; The Funds
               12.             Summary; The Funds
               13.             Summary; The Funds; Charges and Deductions
               14.             Summary; Payment and Allocation of Premiums
               15.             Summary; Payment and Allocation of Premiums
               16.             Summary; The Funds
               17.             Summary; Policy Rights
               18.             The Funds
               19.             General Provisions: Voting Rights
               20.             Not Applicable
               21.             Summary; Policy Rights; General Provisions
               22.             Not Applicable
               23.             Safekeeping of the Separate Account's Assets
               24.             General Provisions
               25.             Ameritas Life Insurance Corp.
               26.             Not Applicable
               27.             Ameritas Life Insurance Corp.
               28.             Executive Officers and Directors of Ameritas:
                               Ameritas Life Insurance Corp.
               29.             Ameritas Life Insurance Corp.
               30.             Not Applicable
               31.             Not Applicable
               32.             Not Applicable
               33.             Not Applicable
               34.             Not Applicable
               35.             Not Applicable
               36.             Not Required
               37.             Not Applicable
               38.             Distribution of the Policies
               39.             Distribution of the Policies
               40.             Distribution of the Policies
               41.             Distribution of the Policies

         Item No. of           Caption
         Form N-8B-2           In Prospectus

              42               Not Applicable
              43               Not Applicable
              44               Cash Value, Payment and Allocation of Premium
              45               Not Applicable
              46               The Funds; Cash Value
              47               The Funds
              48               State Regulation of AVLIC
              49               Not Applicable
              50               The Separate Account
              51               Cover Page; Summary; Policy Benefits; Payment
                               and Allocation of Premiums,
                               Charges and Deductions
              52               Addition, Deletion or Substitution of Investments
              53               Summary; Federal Tax Matters
              54               Not Applicable
              55               Not Applicable
              56               Not Required
              57               Not Required
              58               Not Required
              59               Financial Statements

PROSPECTUS

Policy -- A Survivorship Flexible Premium Variable Universal
Life Insurance Policy issued by Ameritas Life Insurance Corp.
                                                                 5900 "O" Street
                                               P.O. Box 81889/Lincoln, NE  68501

This prospectus describes a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Ameritas Life Insurance Corp. ("Ameritas"), that pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, the Policy lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

A Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.

The investment options available through the Policy include investment portfolios from:
     Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"), Berger Institutional Products Trust ("Berger"),
     Calvert Variable Series, Inc. ("Calvert Portfolios"),
     Deutsche Asset Management VIT Funds ("Scudder"),
     Fidelity Variable Insurance Products ("Fidelity"),
     INVESCO Variable Investment Funds, Inc. ("INVESCO")
     Neuberger Berman Advisers Management Trust ("Neuberger Berman"),
     Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc.
       (collectively "Strong"),
     Rydex Variable Trust ("Rydex"),
     Third Avenue Variable Series Trust ("Third Avenue"), and
     Vanguard Variable Insurance Fund ("Vanguard") (collectively the "Funds"). The investment objective and policies for each portfolio are described in the prospectuses for the portfolios. You may also choose to allocate premium payments to the Fixed Account managed by Ameritas.

A Policy will be issued after Ameritas accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. These Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Policy, once purchased, may generally be canceled within 10 days after you receive it.

This prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the Policy, information about Ameritas, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through the Policy.

Although the Policy is designed to provide life insurance, a Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Policy involves investment risk, including the possible loss of principal. For this reason, this Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

Neither the Securities and Exchange Commission nor any state securities regulatory authority has approved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS Page

     DEFINITIONS.................................................3
     SUMMARY.....................................................6
     ALIC, THE SEPARATE ACCOUNT
         AND THE FUNDS..........................................12
         Ameritas Life Insurance Corp.
         The Separate Account
         Performance Information
         The Funds
         Addition, Deletion or Substitution of Investments
         Fixed Account
     POLICY BENEFITS............................................17
         Purposes of the Policy
         Death Benefit Proceeds
         Death Benefit Options
         Methods of Affecting Insurance Protection
         Duration of the Policy
         Accumulation Value
         Payment of Policy Benefits
     POLICY RIGHTS..............................................21
         Loan Benefits
         Surrenders
         Partial Withdrawals
         Transfers
         Systematic Programs
           (Portfolio Rebalancing, Dollar Cost Averaging, Earnings Sweep) Free Look Privileges
     PAYMENT AND ALLOCATION OF PREMIUMS.........................24
         Issuance of a Policy
         Premiums
         Allocation of Premiums and Accumulation Value
         Policy Lapse and Reinstatement
     CHARGES & DEDUCTIONS.......................................27
         Deduction's from Premium Payments
         Charges from Accumulation Value
         Daily Charges Against the Separate Account
         Partial Withdrawal Charge
         Transfer Charge
     GENERAL PROVISIONS.........................................29
     DISTRIBUTION OF THE POLICIES...............................31
     FEDERAL TAX MATTERS........................................31
     SAFEKEEPING OF THE SEPARATE ACCOUNT'S
         ASSETS.................................................35
     THIRD PARTY SERVICES.......................................35
     VOTING RIGHTS..............................................35
     STATE REGULATION OF ALIC...................................35
     EXECUTIVE OFFICERS AND DIRECTORS OF ALIC...................36
     LEGAL MATTERS..............................................36
     LEGAL PROCEEDINGS..........................................36
     INDEPENDENT AUDITORS.......................................36
     ADDITIONAL INFORMATION.....................................37
     ILLUSTRATIONS..............................................37
     FINANCIAL STATEMENTS.......................................37
     FINANCIAL STATEMENTS: Corporate............................F-I-1
     FINANCIAL STATEMENTS: Separate Account.....................F-II-1

                The Policy, certain Funds, and/or certain riders are not available in all states.

--------------------------------------------------------------------------------
This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied upon.
--------------------------------------------------------------------------------
Contacting Us. For answers to your questions or to send additional premium, write or call us at:

                                  Ameritas Life
                                Insurance Corp.,
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Send express mail packages to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.
                            Make checks payable to:
                        "Ameritas Life Insurance Corp."

DEFINITIONS

Accrued Expense Charges - Any Monthly Deductions that are due and unpaid.

Accumulation Value - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

Administrative Expense Charge - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

Ameritas- ("we, us, our") Ameritas Life Insurance Corp., a Nebraska stock life insurance company. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

Asset-Based Administrative Expense Charge - A daily charge that is deducted from the overall assets of the Separate Account to provide for expenses of ongoing administrative services to the Policy Owners as a group.

Attained Age - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

Beneficiary - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

Cost of Insurance - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the Policy duration. The Cost of Insurance is part of the Monthly Deduction.

Death Benefit - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

Death Benefit Proceeds - The proceeds payable to the Beneficiary upon receipt by Ameritas of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

Fixed Account - An account that is a part of Ameritas' General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

General Account - The General Account of Ameritas includes all of Ameritas' assets except those assets segregated into separate accounts such as the Separate Account.

Grace Period - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the Policy will not lapse.

Guaranteed Death Benefit (in Maryland, "Guaranteed Death Benefit to Prevent Lapse") Period - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

Guaranteed Death Benefit Premium - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

Insureds - The two persons whose lives are insured under the Policy.

Investment Options - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

Issue Age - The actual age of each Insured on the Policy Date.

Issue Date - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

Minimum Premium - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

Monthly Activity Date - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

Monthly Deduction - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

Mortality and Expense Risk Charge - A daily charge that is deducted from the overall assets of the Separate Account to provide for the risk that mortality and expense costs may be greater than expected.

Net Amount at Risk - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

Net Cash Surrender Value - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt.

Net Policy Funding - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

Net Premium - Premium paid less the Percent of Premium Charge for Taxes.

Outstanding Policy Debt - The sum of all unpaid Policy loans and accrued interest on Policy loans.

Percent of Premium Charge for Taxes - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

Planned Periodic Premiums - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

Policy - The survivorship flexible premium variable universal life insurance Policy offered by Ameritas and described in this prospectus.

Policy Anniversary Date - The same day as the Policy Date for each year the Policy remains in force.

Policy Date - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

Policy Owner - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

Policy Year - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

Satisfactory Proof of Death - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:

         (1) A certified copy of both death certificates;
         (2) A Claimant Statement;
         (3) The Policy; and
         (4) Any other information that Ameritas may reasonably require to establish the validity of the claim.

Second Death - The later of the dates of death of the Insureds.

Separate Account - This term refers to Ameritas Life Insurance Corp. Separate Account LLVL, a separate investment account established by Ameritas to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to the Separate Account. The Separate Account is segregated from the General Account and all other assets of Ameritas.

Specified Amount - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

Subaccount - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

Surrender - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

Valuation Date - Any day on which the New York Stock Exchange is open for trading.

Valuation Period - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                                Diagram of Policy
--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
                       You can vary amount and frequency.
--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS
      Percent of Premium Charge for Taxes - currently 3% (maximum 3%)
--------------------------------------------------------------------------------
                                   NET PREMIUM
You direct the net premium to be invested in the Fixed Account or in the Separate Account, which offers a wide variety of Subaccounts for this product.
--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
Monthly charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly charge for administrative expenses of the Policy (maximum charge $9.00/month plus a charge per month per $1000 of specified amount that varies by the younger Insured's Issue Age):

-------------------------------------------------------------------------------------------------------------------
                                    Current          Plus                Current Monthly Charge
                                    Monthly                            By Issue Age (/1000/month):
Policy Year:                        Charge                        20 - 44       45 - 54        55 - 64      65+
------------                        ------                        -------       -------        -------     ----

1 - 5                                $0.00                         $0.10          $.08            $.05     $.00
6 +                                  $0.00                         $0.00          $.00            $.00     $.00
Maximum Monthly Charge:              $9.00           Plus          $0.10          $.08            $.08     $.05

Daily charge from the Subaccounts (not deducted from the Fixed Account):
                                             Policy Years 1-15  Policy Years 16+
                                             -----------------  ----------------
Mortality and Expense Risk Charge                    0.40%           0.10%
Asset-Based Administrative Expense Charge            0.20%           0.20%
                                                     -----           -----
Combined annual rate of Subaccount daily charges     0.60%           0.30%
                                                     =====           =====

There is no surrender charge.

Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn.

Fund expense charges, which ranged from 0.16% to 2.04% at the most recent fiscal year end, are also deducted.

--------------------------------------------------------------------------------
                                 LIVING BENEFITS
You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Ameritas guarantees up to 15 free transfers between the Investment Options each Policy Year. After 15 free transfers each Policy Year, Ameritas may assess a fee of $10 per transfer. Under current practice, unlimited free transfers are permitted.

You may Surrender the Policy at any time for its Net Cash Surrender Value. Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

--------------------------------------------------------------------------------
                                RETIREMENT INCOME
Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions. You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.

                                 DEATH BENEFITS
Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.

--------------------------------------------------------------------------------

Summary
The following summary is intended to highlight the most important features of the Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Policy, which is available upon request from Ameritas.

Who is the issuer of a Policy?
Ameritas issues the Policy. The Policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees. A separate account of Ameritas, the Separate Account has been established to hold the assets supporting the Policy. The Separate Account has a variety of Subaccounts which correspond to, and are invested in, the portfolios of the Funds discussed herein. (See the section on Ameritas, the Separate Account and the Funds.) The financial statements for Ameritas can be found beginning on page F-II-1.

Why should I consider purchasing a Policy?
The primary purpose of a Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:

      - Payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)
      - Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)

A Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Policy will reflect your investment choices over the life of the Policy.

What are the charges associated with ownership of a Policy?
Certain states impose premium and other taxes in connection with insurance policies such as the Policy. Ameritas may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 3% is deducted for this purpose.

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate Ameritas for administering each individual Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges may be based on your Specified Amount and the Policy duration. The current Administrative Expense Charge is $0 per month plus $0.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $0.08 for Issue Ages 45-54, $0.05 for Issue Ages 55-64, and $0.00 for Issue Ages 65 and over. At the current time we anticipate the Administrative Expense Charge will reduce to $0.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus $0.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $0.08 for Issue Ages 45-64 and $0.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.

For its services in administering the Separate Account and Subaccounts and as compensation for bearing certain mortality and expense risks, Ameritas is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Policy, at a combined annual rate of 0.60% of the value of the net assets of the Separate Account. After the 15th Policy Anniversary Date, the combined annual rate will decrease to 0.30% of the daily net assets of the Separate Account. No Mortality and Expense Risk Charge will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)

Fund Expense Summary. The following chart shows the expenses charged in the year 2001 by each Subaccount underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.


----------------------------------------------------------------------------------------------------------------
                                                                       Total                      Total
      Subaccount's underlying        Management   12b-1    Other        Fund   Waivers and    after waivers and
      Portfolio Name                   Fees       Fees     Fees         Fees    Reductions    reductions, if any
----------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (subadvisor)
o   Ameritas Growth (Fred Alger)        0.80%       -       0.10%       0.90%     0.01% (1)        0.89%
o   Ameritas MidCap Growth (Fred Alger) 0.85%       -       0.11%       0.96%     0.02% (1)        0.94%
o   Ameritas Small Capitalization       0.90%       -       0.21%       1.11%     0.11% (1)        1.00%
      (McStay)
BERGER
o   IPT-Small Company Growth            0.85%       -       0.13%       0.98%        -             0.98%(2)
CALVERT PORTFOLIOS
o   CVS Social Balanced                 0.70%       -       0.18%(3)    0.88%        -             0.88%
o   CVS Social International Equity     1.10%       -       0.51%(3)    1.61%        -             1.61%
o   CVS Social Mid Cap Growth           0.90%       -       0.23%(3)    1.13%        -             1.13%
o   CVS Social Small Cap Growth         1.00%       -       0.39%(3)    1.39%        -             1.39%
SCUDDER
o   VIT EAFE(R)Equity Index             0.45%       -       0.47%       0.92%     0.27%            0.65%(4)
o   VIT Equity 500 Index                0.20%       -       0.14%       0.34%     0.04%            0.30%(4)
o   VIT Small Cap Index                 0.35%       -       0.34%       0.69%     0.24%            0.45%(4)
FIDELITY
o   VIP Contrafund(R): Service Class    0.58%     0.10%     0.10%       0.78%        -             0.78%(5)
o   VIP High Income: Service Class      0.58%     0.10%     0.13%       0.81%        -             0.81%
o   VIP Investment Grade Bond:
      Initial Class                     0.43%       -       0.11%       0.54%        -             0.54%
o   VIP Mid Cap: Service Class          0.58%     0.10%     0.11%       0.79%        -             0.79%(5)
INVESCO FUNDS(6)
o   VIF-Financial Services              0.75%       -       0.32%       1.07%        -             1.07%
o   VIF-Health Sciences                 0.75%       -       0.31%       1.06%        -             1.06%
o   VIF-Technology                      0.75%       -       0.32%       1.07%        -             1.07%
o   VIF-Telecommunications              0.75%       -       0.34%       1.09%        -             1.09%
NEUBERGER BERMAN
o   AMT Balanced                        0.85%       -       0.22%       1.07%        -             1.07%
o   AMT Guardian                        0.85%       -       0.14%       0.99%        -             0.99%
o   AMT Limited Maturity Bond           0.65%       -       0.08%       0.73%        -             0.73%
o   AMT Mid-Cap Growth                  0.84%       -       0.07%       0.91%        -             0.91%
RYDEX
o  Nova                                 0.75%       -       0.70%       1.45%        -             1.45%
o  OTC                                  0.75%       -       0.70%       1.45%        -             1.45%
o  Precious Metals                      0.75%       -       1.43%       2.18%        -             2.18%
o  Ursa                                 0.90%       -       0.99%       1.89%        -             1.89%
o  U.S. Government Bond                 0.50%       -       1.87%       2.37%        -             2.37%
STRONG(7)
o  Mid Cap Growth Fund II               0.75%       -       0.65%       1.40%     0.20%            1.20%
o  Opportunity Fund II                  0.75%       -       0.65%       1.40%      .30%            1.10%
THIRD AVENUE
o  Third Avenue Value (8)               0.90%       -       0.40%       1.30%        -             1.30%
VANGUARD
o  VIF Diversified Value                0.13%       -       0.35%       0.48%        -             0.48%
o  VIF Equity Income                    0.10%       -       0.22%       0.32%        -             0.32%
o  VIF Equity Index                     0.00%       -       0.18%       0.18%        -             0.18%
o  VIF Growth                           0.12%       -       0.27%       0.39%        -             0.39%
o  VIF Total Bond Market Index          0.01%       -       0.21%       0.22%        -             0.22%
o  VIF High Yield Bond                  0.06%       -       0.22%       0.28%        -             0.28%
o  VIF International                    0.16%       -       0.27%       0.43%        -             0.43%
o  VIF Mid-Cap Index                    0.01%       -       0.29%       0.30%        -             0.30%
o  VIF Money Market                     0.01%       -       0.17%       0.18%        -             0.18%
o  VIF REIT Index                       0.02%       -       0.37%       0.39%        -             0.39%
o  VIF Small Company Growth             0.21%       -       0.30%       0.51%        -             0.51%

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above.

(2) Under a contract with the series fund which cannot be terminated or amended except by a vote of the Fund's Board of Trustees, the investment advisor waives its fee and reimburses the portfolio to the extent that, at any time during the life of the portfolio, the portfolio's annual operating expenses exceed 1.00% of the average daily net assets for the Berger IPT-Growth Fund and 1.15% of the average daily net assets for the Berger IPT-Small Company Growth Fund.

(3) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5) The Funds' actual other expenses and total annual fund operating expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(6) The investment advisor may from time to time voluntarily waive fees and/or reimburse expenses for a portfolio. This would lower the portfolio's overall expense ratio and increase the portfolio's return to investors.

(7) Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20% for the Mid Cap Growth Fund II and at 1.10% for the Opportunity Fund II. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorption after any appropriate notice to the fund's shareholders.

(8) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

Other Calvert entities may provide administrative services to certain of the portfolios.

Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

How does the investment component of my Policy work?
Ameritas has established the Separate Account, which is separate from all other assets of Ameritas, as a vehicle to receive and invest premiums received from Policy Owners. The Separate Account is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through the Policy. You may allocate Net Premiums to one or more Subaccounts, or to Ameritas' Fixed Account in your initial application. These allocations may be changed by notifying Ameritas' Home Office. The aggregate value of your interests in the Subaccounts and the Fixed Account will represent the Accumulation Value of your Policy.(See the section on Accumulation Value.)

You may make transfers among the Investment Options. All transfers are subject to the limits we set. The Policy's Accumulation Value in the Separate Account will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts and the Fixed Account, Policy loans, any partial withdrawals, and any charges imposed in connection with the Policy. The entire investment risk of the Separate Account is borne by the Policy Owner. Ameritas does not guarantee a minimum Accumulation Value in the Separate Account. (See the section on Accumulation Value.) Ameritas does guarantee the Fixed Account.

What Investment Options are available through the Policy?
The Investment Options available through a wide range of investment portfolios, each of which is a separate series of a mutual fund. These portfolios are listed in the Fund Expense Summary, above.

Details about the investment objectives and policies of each of the available investment portfolios appear in the section on The Funds - Investment Strategies and Objectives. There is no assurance that these objectives will be met. The Policy Owner bears the entire investment risk for amounts allocated to the Subaccounts. In addition to the listed portfolios, you may also elect to allocate Net Premiums to Ameritas' Fixed Account. (See the section on Fixed Account.)

How does the life insurance component of a Policy work?
A Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. You choose the amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Policy -- at the time your Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after Ameritas receives Satisfactory Proof of Death -- may vary over the life of your Policy, depending on which of the two available coverage options you select.

If you choose Option A, the Death Benefit payable under your Policy will be the Specified Amount of your Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Policy will be the Specified Amount of your Policy plus the Accumulation Value of your Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

Are there any risks involved in owning a Policy?
Yes. Over the life of your Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Policy and may result in loss of principal. For this reason, the purchase of a Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy to replace or augment your existing insurance arrangements.

What is the premium that must be paid to keep a Policy in force?
Like traditional life insurance policies, a Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Policy becomes effective.

The distinction between traditional life policies and a Policy is that a Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

How are premiums paid, processed and credited to me?
Your Policy will be issued after a completed application is accepted, and the initial premium payment is received, by Ameritas at our address shown on page 2 of this prospectus.

On the Issue Date, your initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. You have the right to examine your Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. Ameritas will send premium payment notices to you according to any schedule you select, except if you pay by automatic bank draft. When Ameritas receives your premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, the Policy provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium,

Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Policy in force, maximum premium limitations established under the federal tax laws, and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Policy. (See the section on Premiums.)

Is the Accumulation Value of my Policy available without Surrender?
Yes. You may access the value of your Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

When does my Policy Terminate?
You may terminate your Policy by Surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)

AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS

Ameritas Life Insurance Corp.

Ratings: A.M. Best - A+ (Superior), 2nd highest rating of 15 categories for financial strength and operating performance.

         Standard & Poor's - AA (Very Strong), 3rd highest rating of 21 categories for insurer financial strength.

         Ward's Top 50 - We've been named to Ward's 50 Benchmark Group of top-performing life/health insurance companies as cited by Ward Financial Group for the 7th consecutive year for achieving outstanding financial results in the areas of safety, consistency and performance over the past 5 years.

         Weiss Research, Inc. - A- (Excellent), 3rd highest rating of 16 categories for financial strength.

           (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are an indirectly wholly owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus for information on how to contact us.)

         We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

The Separate Account
Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account ") was established under Nebraska law on August 24, 1994. The assets of the Separate Account are held by Ameritas and are segregated from all of Ameritas' other assets. These assets are not chargeable with liabilities arising out of any other business which Ameritas may conduct, including any income, gains, or losses of Ameritas. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of Ameritas' other business, all obligations arising under the Policies are liabilities of Ameritas who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed Ameritas' liabilities in the Separate Account, the assets are available to cover the liabilities of Ameritas' General Account. Ameritas may, from time to time, withdraw assets available to cover the General Account obligations.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of Ameritas.

Performance Information
Performance information for the Subaccounts of the Separate Account and the Funds available for investment by the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Ameritas may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

Ameritas may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and the Separate Account charges, including the Monthly Deduction and Percent of Premium Charge for Taxes. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

The Funds
The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

----------------------------------------------------------------------------------------------------------------------
            Separate Account
                   Portfolio                           Investment Strategy                Investment Objective
--------------------------------------- ------------------------------------------------------------------------------
        AMERITAS PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Ameritas Portfolios
             (Subadvisor)                                   Advised by Ameritas Investment Corp
--------------------------------------- ------------------------------------------------------------------------------
Ameritas Growth (Fred Alger)            Common stocks of large U.S.
                                        companies with broad product lines,
                                        markets, financial resources and
                                        depth of management.                     Long-term capital growth.
--------------------------------------- ---------------------------------------- -------------------------------------
Ameritas MidCap Growth                  Common stocks of midsize U.S.
         (Fred Alger)                   companies with promising growth          Long-term capital growth.
                                        potential.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Common stocks of small, fast-growing
Ameritas Small Capitalization           U.S. companies that offer innovative
         (McStay)                       products, services or technologies
                                        to a rapidly expanding marketplace.      Long-term capital growth.
--------------------------------------- ------------------------------------------------------------------------------
                BERGER                               Offered through Berger Institutional Products Trust
                                                                    Advised by Berger LLC
--------------------------------------- ---------------------------------------- -------------------------------------
IPT Small Company Growth                Common stocks of small companies with    Capital growth.
                                        potential for rapid earnings growth.
--------------------------------------- ------------------------------------------------------------------------------
          CALVERT PORTFOLIOS              Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company
--------------------------------------- ---------------------------------------- -------------------------------------
CVS Social Balanced                     Mostly large-cap growth oriented
                                        common stock of U.S. companies, with     Income and capital growth through
                                        some bonds and money market              social criteria screened
                                        instruments.                             investments.
--------------------------------------- ---------------------------------------- -------------------------------------
CVS Social International Equity         Common stocks of mid to large cap        High total return through social
                                        companies.                               criteria screened investments.
--------------------------------------- ---------------------------------------- -------------------------------------
CVS Social Mid Cap Growth               Common stocks of mid size companies.     Long-term capital growth through
                                                                                 social criteria screened investments.
--------------------------------------- ---------------------------------------- -------------------------------------
                                                                                 Long-term capital growth through
CVS Social Small Cap Growth             Common stocks of small cap companies.    social criteria screened
                                                                                 investments.
--------------------------------------- ------------------------------------------------------------------------------
               SCUDDER                              Offered through Deutsche Asset management VIT Funds
                                                             Advised by Bankers Trust Company
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of
                                        securities found in the Morgan Stanley
                                        Capital International ("MSCI") EAFE(R)   Match as closely as possible,
VIT EAFE(R)Equity Index                 Index, which emphasizes                  before expenses, the performance of
                                        stocks of companies in major markets     the MSCI EAFE(R) Index.
                                        in Europe, Australia and the Far East.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of
                                        securities found in the Standard &       Match as closely as possible,
                                        Poor' s 500 Composite Stock Price        before expenses, performance of the
VIT Equity 500 Index                    Index ("S&P 500 Index"), which           S&P 500 Index.
                                        emphasizes stocks of large U.S.
                                        companies.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of the
                                        securities found in the Russell 2000     Match as closely as possible,
VIT Small Cap Index                     Small Stock Index, which emphasizes      before expenses, performance of the
                                        stocks of small U.S. companies.          Russell 2000 Index.
--------------------------------------- ------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
            Separate Account
                   Portfolio                           Investment Strategy                Investment Objective
--------------------------------------- ------------------------------------------------------------------------------
                                          Offered through Variable Insurance Products Funds : Initial Class and
               FIDELITY                              Variable Insurance Products Funds: Service Class
                                                    Advised by Fidelity Management and Research Company
--------------------------------------- ------------------------------------------------------------------------------
VIP Contrafund(R): Service Class        Common stocks of companies whose
                                        value is not fully recognized.           Long-term capital growth.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        High yielding fixed-income
VIP High Income: Service Class          securities, while also considering
                                        growth of capital.                       High level of current income.
--------------------------------------- ---------------------------------------- -------------------------------------
VIP Investment Grade Bond:              U.S. dollar-denominated                  High level of current income
   Initial Class                        investment-grade bonds, allocated        consistent with preservation of
                                        across different market sectors and      capital.
                                        maturities, and managed to have
                                        similar overall interest rate risk to
                                        the Lehman Brothers Aggregate Bond
                                        Index.
--------------------------------------- ---------------------------------------- -------------------------------------
VIP Mid Cap: Service Class              Common stocks of companies, mostly       Long-term capital growth.
                                        with medium market capitalizations
                                        (similar to companies in the S&P
                                        MidCap 400).
--------------------------------------- ---------------------------------------- -------------------------------------
            INVESCO FUNDS                         Offered through INVESCO Variable Investment Funds, Inc.
                                                           Advised by INVESCO Funds Group, Inc.
--------------------------------------- ------------------------------------------------------------------------------
VIF-Financial Services                  Common stocks of companies involved in   Long-term capital growth.
                                        the financial services sector.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Common stocks of companies that
                                        develop, produce or distribute
VIF-Health Sciences                     products or services related to health   Long-term capital growth.
                                        care.

--------------------------------------- ---------------------------------------- -------------------------------------
VIF-Technology                          Common stocks of companies engaged in    Long-term capital growth.
                                        technology-related industries.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF-Telecommunications                  Common stocks of companies engaged in
                                        the design, development, manufacture,
                                        distribution, or sale of                 Long-term capital growth and
                                        communications services and equipment,   current income.
                                        and companies involved in supplying
                                        equipment or services to such
                                        companies.
--------------------------------------- ------------------------------------------------------------------------------
           NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust.
                                                        Advised by Neuberger Berman Management Inc.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT Balanced                            Common stocks of mid-cap companies       Capital growth and current income
                                        and short-term fixed income              without undue risk to principal.
                                        securities.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT Guardian                            Common stocks of                         Long-term capital growth; current
                                        large-capitalization companies.          income is a secondary goal.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT Limited Maturity Bond               Fixed and variable rate debt             Current income; secondarily,
                                        securities.                              total return.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT Mid-Cap Growth                      Common stocks of mid-capitalization      Capital growth.
                                        companies.
--------------------------------------- ------------------------------------------------------------------------------
                RYDEX                                      Offered through Rydex Variable Trust
                                                            Advised by PADCO Advisors II, Inc.
--------------------------------------- ------------------------------------------------------------------------------
Nova                                    Leveraged instruments including 150% of
                                        the performance of the futures contracts
                                        and options, and S&P 500 Index equity
                                        securities.
--------------------------------------- ---------------------------------------- -------------------------------------
OTC                                     Mostly securities of companies in the    Match the performance of the
                                        NASDAQ 100 Index.                        NASDAQ 100 Index.
--------------------------------------- ---------------------------------------- -------------------------------------
Precious Metals                         Equity securities of U.S. and            Capital growth.
                                        foreign precious metals companies.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Leveraged instruments including
                                        futures contracts and options,           Investment results that inversely
Ursa                                    repurchase agreements and sell           correlate to the performance of
                                        securities short.  The portfolio does    the S&P 500 Index.
                                        not own any S&P 500 Index securities.
--------------------------------------- ---------------------------------------- -------------------------------------
U.S. Government Bond                    U.S. Government securities and           120% of the price movement of the
                                        leveraged instruments, such as           Long Treasury Bond.
                                        certain futures and options
                                        contracts.
--------------------------------------- ------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
            Separate Account
                   Portfolio                           Investment Strategy                Investment Objective
--------------------------------------- ------------------------------------------------------------------------------
                                                Offered through Strong Variable Insurance Funds, Inc., and
                STRONG                                       Strong Opportunity Fund II, Inc.
                                                        Advised by Strong Capital Management, Inc.
--------------------------------------- ------------------------------------------------------------------------------
Mid Cap Growth Fund II                  Reasonably priced stocks of mid-cap      Capital growth.
                                        companies with accelerated growth
                                        potential.
--------------------------------------- ---------------------------------------- -------------------------------------
Opportunity Fund II                     Underpriced stocks of underpriced        Capital growth.
                                        mid-cap companies.
--------------------------------------- ---------------------------------------- -------------------------------------
             THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                              Advised by EQSF Advisers, Inc.
--------------------------------------- ------------------------------------------------------------------------------
Third Avenue Value                      Common stocks of smaller companies       Long-term capital growth.
                                        with strong balance sheets, which the
                                        manager considers undervalued.
--------------------------------------- ---------------------------------------- -------------------------------------
          VANGUARD (Advisor)                         Offered through Vanguard Variable Insurance Fund
--------------------------------------- ------------------------------------------------------------------------------
VIF Diversified Value                   Common stocks of undervalued and out     Long-term capital growth and
   (Barrow, Hanley, Mewhinney &         of favor large and medium-size moderate  dividend income.
   Strauss, Inc.)                       companies.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF Equity Income                       Common stocks of well-established        High level of current income and
    (Newell Associates)                 companies that pay relatively            potential for long-term growth of
                                        high levels of dividend income and have  capital and income.
                                        potential for capital appreciation.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF Equity Index                        Hold all stocks in the S&P 500           Long-term growth of capital and
    (The Vanguard Group)                Composite Stock Price Index in           income by attempting to match the
                                        roughly the same proportion to their     performance of a broad-based market
                                        weighting in the Index.                  index of stocks of large U.S.
                                                                                 companies.
--------------------------------------- --------------------------------------- --------------------------------------
VIF Growth                              Stocks of large-cap high-quality         Long-term capital growth.
   (Lincoln Capital Management          seasoned U.S. companies.
     Company)
--------------------------------------- --------------------------------------- --------------------------------------
VIF Total Bond Market Index             Sample of fixed-income and               Higher level of income by attempting
   (The Vanguard Group)                 mortgage-backed securities included      to match the performance of a
                                        in the Lehman Brothers Aggregate Bond    broad-based market index of publicly
                                        Index.                                   traded, investment-grade bonds.
--------------------------------------- --------------------------------------- --------------------------------------
VIF High Yield Bond                     Diversified group of high-yielding,      High level of income.
         (Wellington)                   higher-risk corporate "junk" bonds.
--------------------------------------- --------------------------------------- --------------------------------------
VIF International                       Stocks of seasoned companies located     Long-term capital growth.
         (Schroder Investment           outside of the U.S.
Management North America Inc.)
--------------------------------------- --------------------------------------- --------------------------------------
VIF Mid-Cap Index                       Stocks of companies in the Standard      Long-term growth of capital and
   (The Vanguard Group)                 and Poor's Mid-Cap 400 Index in          income by attempting to match the
                                        roughly the same proportion to their     performance of a broad-based market
                                        weighting in the Index.                  index of stocks of medium U.S.
                                                                                 companies.
--------------------------------------- --------------------------------------- --------------------------------------
VIF Money Market                        High quality, short term money market    Current income consistent with
         (The Vanguard Group)           instruments.                             liquidity and stability.
--------------------------------------- --------------------------------------- --------------------------------------
VIF REIT Index                          Stocks of real estate investment         High level of income and moderate
         (The Vanguard Group )          trusts.                                  long-term capital growth.
--------------------------------------- --------------------------------------- --------------------------------------
VIF Small Company Growth                Stocks of smaller companies with
         (Granahan Investment           favorable prospects for growth and       Long-term capital growth.
Management, Inc.)                       price appreciation.
--------------------------------------- --------------------------------------- --------------------------------------

Each Fund is registered with the SEC under the 1940 Act as an open-end diversified management investment company.

The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. These Prospectuses should be read carefully together with this Prospectus and retained. All underlying Fund information, including Fund prospectuses, has been provided to Ameritas by the underlying Funds. Ameritas has not independently verified this information.

The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds. You should periodically consider your allocation among the Subaccounts in light of current market conditions and the investment risks of investing in the Funds' various portfolios.

The Separate Account will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for Ameritas to collect charges, pay the surrender values, Partial Withdrawals, and make Policy loans or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policy Owners. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

Since the Funds are each designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies or variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. Where applicable, the risks of such mixed and shared funding are described further in the prospectuses of the Funds.

Addition, Deletion or Substitution of Investments
Ameritas reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in the Separate Account if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. Ameritas may operate the Separate Account as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Ameritas separate accounts. Ameritas may also transfer the assets of the Separate Account to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, Ameritas may, by appropriate endorsement, change the Policy to reflect the changes. In addition, Ameritas may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account. Ameritas will determine the basis for making any new Subaccounts available to existing Policy Owners.

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

Fixed Account
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between the Separate Account and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in Ameritas' General Account. The General Account includes all of Ameritas' assets, except those assets segregated in Ameritas' separate accounts. Ameritas has the sole discretion to invest the assets of the General Account, subject to applicable law. Ameritas bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses.
The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of statements made in prospectuses.

Ameritas guarantees that it will credit interest at a declared rate of at least 3.5%. Ameritas may, at its discretion, set a higher declared rate(s). Each month Ameritas will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. Ameritas reserves the right to change the declaration practice, and the period for which a declared rate will apply.

POLICY BENEFITS

The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

Purposes of the Policy
The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of the Separate Account. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, Ameritas will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

Death Benefit Proceeds
As long as the Policy remains in force, Ameritas will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.

Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or to your estate.

Death Benefit Options

The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

         Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
         Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

Change In Death Benefit Option. The Death Benefit option may be changed once per year after the first Policy Year by sending Ameritas a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by Ameritas. A change may have federal tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

Change In Specified Amount. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by Ameritas. The Specified Amount of a Policy may be changed only once per year and Ameritas may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. Ameritas may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

Methods of Affecting Insurance Protection
You may increase or decrease the pure insurance protection provided by a Policy
- the difference between the Death Benefit and the Accumulation Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

Duration of the Policy
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

Accumulation Value
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

(1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
(2)  The value of allocations to the Fixed Account; plus
(3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
(4)  Any Net Premiums received on that Valuation Date; less
(5)  Any partial withdrawal, and its charge, made on that Valuation Date; less
(6)  Any Monthly Deduction to be made on that Valuation Date; less
(7)  Any federal or state income taxes charged against the Accumulation Value.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

The Unit Value. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:

     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
     (2) A charge for mortality and expense risk at an annual rate of 0.40% in Policy Years 1-15, decreasing to 0.10% thereafter; minus
     (3) A charge for administrative service expenses at an annual rate of 0.20%; and
     (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.
(See the section on Daily Charges Against the Separate Account.)

Valuation Date and Valuation Period. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 2:00 p.m. Central time, or one hour before market close, for days on which the market closes early. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

Payment of Policy Benefits
Death Benefit Proceeds under the Policy will usually be paid within seven days after Ameritas receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the GENERAL PROVISIONS'S section on Postponement of

Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, Ameritas will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Payment Options for Death Benefit Proceeds. The minimum amount of each payment is $100. If a payment would be less than $100, Ameritas has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to Ameritas' General Account. Ameritas may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

     Interest Payment Option. Ameritas will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by Ameritas.

     Fixed Amount Payable Option. Each payment will be for an agreed fixed amount. Payments continue until the amount Ameritas holds runs out.

     Fixed Period Payment Option. Equal payments will be made for any period selected up to 20 years.

     Lifetime Payment Option. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

     Joint Lifetime Payment Option. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by Ameritas. Further, one of Ameritas' affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

Loan Benefits
Loan Privileges. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)

Loan Interest. Ameritas charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

Effect of Policy Loans. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, Ameritas will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

Outstanding Policy Debt. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. Ameritas will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after Ameritas sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

Repayment of Loan. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

Surrenders
At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to Ameritas. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at Ameritas' Home Office. There are no surrender charges. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) Surrenders may have tax consequences. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to Ameritas along with the request. Ameritas will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

Partial Withdrawals
Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Transfers
Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone or, when available, through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be imposed at the fund level. Transfers resulting from Policy loans or exercise of the exchange privilege will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. Ameritas may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 2:00 p.m. Central time, or one hour before market close, for days on which the market closes early.

Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

The privilege to initiate transactions by telephone or through our website, when available, will be made available to Policy Owners automatically. Ameritas will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, Ameritas may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Ameritas follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; Ameritas' tape recording of all telephone transfer instructions; and Ameritas providing written confirmation of telephone transactions.

When available, procedures for making transfers through our website can be accessed at the Internet address stated in the Ameritas Life Insurance Corp. section of this prospectus.

Systematic Programs
Ameritas may offer systematic programs as discussed below. These programs will be subject to administrative guidelines Ameritas may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. Ameritas reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may not be advantageous, and does not guarantee success.

     Portfolio Rebalancing. Under the Portfolio Rebalancing program, you can instruct Ameritas to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

     Dollar Cost Averaging. Under the Dollar Cost Averaging program, you can instruct Ameritas to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Vanguard VIF Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

     Earnings Sweep. This program permits systematic redistribution of earnings among Investment Options.

Free-Look Privilege
You may cancel the Policy within 10 days after you receive it, within 10 days after Ameritas delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to Ameritas at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Policy
Individuals wishing to purchase a Policy must complete an application and submit it to Ameritas' Home Office (5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to Ameritas. Acceptance is subject to Ameritas' underwriting rules, and Ameritas reserves the right to reject an application for any reason.

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by Ameritas in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to Ameritas, and the application amendments are received and reviewed in Ameritas' Home Office. On the Issue Date, your initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days, unless, where available, you have allocated 100% to the Fixed Account. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to $100,000.

Premiums
No insurance will take effect before the initial premium payment is received by Ameritas in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at Ameritas' Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

Planned Periodic Premiums. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. Ameritas reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although Ameritas reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

Premium Limits. Ameritas' current minimum premium limit is $45, $15 if paid by automatic bank draft. Ameritas currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. Ameritas reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, Ameritas will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. Ameritas may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

Premiums Upon Increases in Specified Amount. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. Ameritas will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

Allocation of Premiums and Accumulation Value
Allocation of Net Premiums. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, Ameritas will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

On the Issue Date, the initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. Premium payments received by Ameritas prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by Ameritas for the period from the date the payment has been converted into federal funds and is available to Ameritas. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

Policy Lapse and Reinstatement
Lapse. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date Ameritas mails a notice that the Grace Period has begun. Ameritas will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with Ameritas.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

Reinstatement. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

Reinstatement is subject to the following:
     (1) Evidence of insurability of both Insureds satisfactory to Ameritas (including evidence of insurability of any person covered by a rider to reinstate the rider);
     (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
     (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
     (4)  The minimum premium required at reinstatement is the greater of:
          (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
          (b)  three times the current Monthly Deduction.

The  amount of Accumulation Value on the date of reinstatement will equal:
     (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
     (2)  The premium paid at reinstatement, less

     (3)  The Percent of Premium Charge for Taxes.

If any Outstanding Policy Debt is reinstated, that debt will be held in Ameritas' General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by Ameritas of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate Ameritas for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

Deductions From Premium Payments
Percent of Premium Charge for Taxes. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 3%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain Policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) Ameritas does not expect to derive a profit from the Percent of Premium Charge for Taxes.

Charges From Accumulation Value
Monthly Deductions. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate Ameritas for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.

Administrative Expense Charge. To compensate Ameritas for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction may include a level per Policy charge. In addition, for all Specified Amounts there may be a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate that the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus a charge per month per $1000 of Specified Amount of $.10 for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.

Cost of Insurance. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. Ameritas will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

Cost of Insurance Rate. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on Ameritas' expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. The actual charges made during the Policy year will be shown in the annual report delivered to Policy Owners.

Rating Class. The rating class of each Insured will affect the Cost of Insurance Rate. Ameritas currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

Daily Charges Against the Separate Account
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of the Separate Account to compensate Ameritas for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is at the rate of 0.001093% (equivalent to an annual rate of 0.40%) for Policy Years 1-15 and 0.000273% (equivalent to an annual rate of 0.10%) thereafter. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

Ameritas believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by Ameritas is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of the Separate Account on a daily basis. This charge is applied at a rate of 0.000546% (equivalent to 0.20% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

There are no Surrender charges.

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account.

(See the Summary section for the Fund Expense Summary.)

Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

Partial Withdrawal Charge
A charge will be imposed for each partial withdrawal. This charge will compensate Ameritas for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No partial withdrawal charge is assessed when a Policy is Surrendered.

Transfer Charge
Currently there is no charge for transfers among the investment options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate Ameritas for the costs of processing the transfer. Since the charge reimburses Ameritas only for the cost of processing the transfer,

Ameritas does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

GENERAL PROVISIONS

The Contract. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by Ameritas. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

Control of Policy. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

Beneficiary. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

Change of Beneficiary. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. Ameritas will not be liable for any payment made or action taken before the change is recorded.

Change of Policy Owner or Assignment. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with Ameritas at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and Ameritas will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

Payment of Proceeds. The Death Benefit Proceeds are subject first to any debt to Ameritas and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives at the time of the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

Incontestability. Ameritas cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, Ameritas cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

Misstatement of Age and Sex. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.

Suicide. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, Ameritas will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, Ameritas' liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

Postponement of Payments. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

Reports and Records. Ameritas will maintain all records relating to the Separate Account and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to Ameritas immediately to assure proper crediting to the Policy. Ameritas will assume all transactions are accurately reported on quarterly statements unless Ameritas is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

Additional Insurance Benefits (Riders). Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

       Accelerated Benefit Rider for Terminal Illness (Living Benefit Rider). Upon Satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the surviving Insured after the two-year contestable period (no waiting period in certain states), Ameritas will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

       Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by Ameritas or its affiliates that provide coverage on the surviving Insured. Ameritas may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

       Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

       The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy

       Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

       Estate Protection Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

       First-To-Die Term Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

       Second-To-Die Term Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

       Term Rider for Covered Insured. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

       Total Disability Rider. This rider provides for the payment by Ameritas of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, during the first Policy Year, we may pay the broker-dealer an amount up to 15% of the first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments - Percent of Premium Charge for Taxes.) This discussion is based upon Ameritas' understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. Ameritas makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy Owner or Beneficiary may be altered.

(1)  Taxation of Ameritas. Ameritas is taxed as a life insurance company under
     Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from Ameritas, and its operations form a part of Ameritas, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. Ameritas believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

     Ameritas does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, Ameritas determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     Ameritas may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

(2) Tax Status of the Policy. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While Ameritas believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). Ameritas reserves the right to make changes to the Policy if deemed appropriate by Ameritas to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

     The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

     Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by Ameritas within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by Ameritas to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under
     Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

     The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury" to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

     While AIC and CAMCO, Ameritas affiliates, are investment advisers to certain of the portfolios, Ameritas does not have control over the Funds or their investments. However, Ameritas believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, Ameritas believes that the Policy will be treated as a life insurance contract for federal tax purposes.

     In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, Ameritas reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

(3) Tax Treatment of Policy Proceeds. Ameritas believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, Ameritas believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.

     Distributions From Policies That Are Not "Modified Endowment Contracts." Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

     Ameritas also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

     Except for Policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in HIPAA. The transitional rules included a phase-out of the deduction for debt incurred
     (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed Policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

     Distributions From Policies That Are "Modified Endowment Contracts." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

     The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.

You should consult a qualified tax and/or legal advisor to obtain complete information on how federal, state and local tax considerations may apply to your tax situation.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Ameritas holds the assets of the Separate Account. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. Ameritas maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

Ameritas is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. Ameritas does not engage any such third parties to offer such services of any type. In certain cases, Ameritas has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with Ameritas for the sale of Policies. Ameritas takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

STATE REGULATION OF AMERITAS

Ameritas, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. In addition, Ameritas is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS

         Directors
         ---------
         James P. Abel...............President, NEBCO, Inc.
         Duane W. Acklie.............Chairman, Crete Carrier Corporation; director AMAL Corporation (an Ameritas subsidiary)
         Lawrence J. Arth(1).........Chairman and CEO, Ameritas Acacia Mutual Holding Company, and Ameritas
                                     Holding Company (our parent company)
         William W. Cook, Jr.........Chairman, CEO, The Beatrice National Bank and Trust Co.
         Kenneth C. Louis(1).........an officer of our Company (see below)
         Paul C. Schorr, III.........President and CEO, ComCor Holding, Inc.; Chairman, Ebco/Commonwealth, Inc.;
                                     President and CEO, Fishbach Corp., Commonwealth Companies, Inc.
         William C. Smith............President, William C. Smith & Co.

         Senior Officers
         ---------------
         Kenneth C. Louis(1).........Chairman and Chief Executive Officer.
         David C. Moore(1)...........President & Chief Operating Officer.
         Haluk Ariturk(1)............Executive Vice President.
         JoAnn M. Martin(1)..........Executive Vice President & Chief Financial Officer.
         Robert W. Clyde(1) .........President - Individual Division.
         Jan M. Connolly(1)..........Senior Vice President - Operations, Planning & Quality.
         William R. Giovanni.........Senior Vice President.  President and CEO of Ameritas Investment Corp.
         Arnold D. Henkel............Senior Vice President - Ameritas Retirement Plans Division.
         Paul J. Huebner(1)..........Senior Vice President - E-Business Development.
         William W. Lester(1)........Senior Vice President - Investments, Treasurer.
         Barry C. Ritter(1)..........Senior Vice President - Information Services.
         Donald R. Stading(1)........Senior Vice President,  Secretary and Corporate General Counsel.
         Kenneth L. VanCleave........Senior Vice President - Group Division.
         Richard W. Vautravers(1)....Senior Vice President and Corporate Actuary.
         Robert C. Barth(1)..........Vice President and Controller.

Principal business address for all Directors and Officers: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510
         (1) Also holds other officer and/or director positions with affiliates and subsidiaries of Ameritas Life Insurance Corp.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and Ameritas' right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Senior Vice President, Secretary and Corporate General Counsel.

LEGAL PROCEEDINGS

As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

INDEPENDENT AUDITORS

The financial statements of Ameritas Life Insurance Corp. as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and for each of the periods in the three year period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

ADDITIONAL INFORMATION

A registration statement including other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (www.sec.gov, Edgar "Search for Company Filings," "Quick Forms Lookup" and type in "Ameritas Life") You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's expenses, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask us to provide an illustration based upon your specific situation.

FINANCIAL STATEMENTS

The financial statements of Ameritas which are included in this prospectus should be considered only as bearing on the ability of Ameritas to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS

INVESTMENTS AT NET ASSET VALUE:

     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
     ------------------------------------------------------------------
        CVS Social Balanced Portfolio  (Balanced) -
            340.846 shares at $1.759 per share (cost $657)                                          $        600
        CVS Social International Equity Portfolio (International Equity) -
            524.747 shares at $12.84 per share (cost $9,369)                                               6,738
        CVS Social Mid Cap Growth Portfolio  (Mid Cap) -
            22,165.490 shares at $25.51 per share (cost $660,131)                                        565,442
        CVS Social Small Cap Growth Portfolio  (Small Cap) -
            16,037.854 shares at $14.80 per share (cost $228,269)                                        237,361
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas Growth Portfolio (Growth) -
            3,058.613 shares at $47.95 per share (cost $163,069)                                         146,660
        Ameritas MidCap Growth Portfolio (MidCap) -
            1,688.801 shares at $30.50 per share (cost $60,800)                                           51,507
        Ameritas Small Capitalization Portfolio (Small Cap) -
            198.269 shares at $29.40 per share (cost $6,756)                                               5,828
     Berger Institutional Products Trust (Berger):
     ---------------------------------------------
        IPT - Growth Fund (Growth) -
            42,717.214 shares at $10.34 per share (cost $617,942)                                        441,695
        IPT - Small Company Growth Fund (Small Company Growth) -
            119,554.845 shares at $14.23 per share (cost $2,250,399)                                   1,701,266
     Deutsche Asset Management (Deutsche):
     -------------------------------------
        VIT EAFE Equity Index Fund (EAFE Equity) -
            75,979.646 shares at $8.39 per share (cost $773,911)                                         637,469
        VIT Equity 500 Index Fund (Equity 500) -
            221,242.261 shares at $11.98 per share (cost $2,962,912)                                   2,650,481
        VIT Small Cap Index Fund (Small Cap) -
            42,850.470 shares at $10.73 per share (cost $480,098)                                        459,784
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        VIP Contrafund Portfolio Service Class (Contrafund SC) -
            997.938 shares at $20.06 per share (cost $20,733)                                             20,019
        VIP High Income Portfolio Service Class (High Income SC) -
            229.625 shares at $6.38 per share (cost $1,433)                                                1,466
        VIP Investment Grade Bond Portfolio Initial Class (Inv. Grade Bond IC) -
            10,141.757 shares at $12.92 per share (cost $126,977)                                        131,032
        VIP Mid Cap Portfolio Service Class  (Mid Cap SC) -
            17,098.258 shares at $19.54 per share (cost $324,127)                                        334,100

                                     F-I 2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     INVESCO Variable Investment Funds, Inc. (Invesco):
     --------------------------------------------------
        VIF - Financial Services Fund (Financial) -
            5,442.876 shares at $12.42 per share (cost $70,757)                                     $     67,600
        VIF - Health Sciences Fund (Health) -
            7,142.487 shares at $18.20 per share (cost $129,302)                                         129,993
        VIF - Technology Fund (Technology) -
            20,256.989 shares at $15.37 per share (cost $321,268)                                        311,350
        VIF - Telecommunications Fund (Telecomm) -
            59,038.207 shares at $5.57 per share (cost $334,869)                                         328,842
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        AMT Balanced Portfolio (Balanced) -
            118,987.550 shares at $9.66 per share (cost $1,540,067)                                    1,149,419
        AMT Growth Portfolio (Growth) -
            141,087.762 shares at $11.52 per share (cost $3,236,954)                                   1,625,333
        AMT Guardian Portfolio (Guardian) -
            9,893.438 shares at $14.64 per share (cost $157,968)                                         144,840
        AMT Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
            15,122.675 shares at $13.47 per share (cost $198,911)                                        203,702
        AMT Liquid Assets Portfolio (Liquid Assets) -
            91,456.530 shares at $1.00 per share (cost $91,456)                                           91,456
        AMT Mid-Cap Growth Portfolio (Mid-Cap) -
            4,800.985 shares at $16.94 per share (cost $105,910)                                          81,327
        AMT Partners Portfolio (Partners) -
            204,503.032 shares at $15.10 per share (cost $3,426,772)                                   3,087,996
     Rydex Variable Trust (Rydex):
     --------------------------------------------------------------
        Nova Fund (Nova) -
            34,671.415 shares at $8.67 per share (cost $392,155)                                         300,601
        OTC Fund (OTC) -
            108,883.469 shares at $14.80 per share (cost $2,300,763)                                   1,611,474
        Precious Metals Fund  (Precious Metals) -
            4,066.406 shares at $4.87 per share (cost $17,154)                                            19,803
        Ursa Fund (Ursa) -
            386,621.242 shares at $6.29 per share (cost $2,597,134)                                    2,431,849
        U.S. Government Bond Fund (US Government Bond) -
            8,744.109 shares at $11.44 per share (cost $101,579)                                         100,034
     Strong Variable Insurance Funds, Inc. (Strong Variable):
     --------------------------------------------------------
        Mid Cap Growth Fund II Portfolio (Growth) -
            3,695.803 shares at $16.38 per share (cost $64,108)                                           60,537
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
     ------------------------------------------------------
        Opportunity Fund II Portfolio (Opportunity) -
            33,591.589 shares at $19.45 per share (cost $672,972)                                        653,356

                                     F-I 3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            43,387.728 shares at $17.13 per share (cost $726,037)                                  $       743,232
     Vanguard Variable Insurance Fund (Vanguard):
     --------------------------------------------
        Money Market Portfolio (Money Market) -
            14,020,863.010 shares at $1.00 per share (cost $14,020,863)                                 14,020,863
        Equity Index Portfolio (Equity Index) -
            566,979.206 shares at $29.91 per share (cost $17,591,151)                                   16,958,349
        High-Grade Bond Portfolio (High-Grade Bond) -
            205,058.863 shares at $11.29 per share (cost $2,206,152)                                     2,315,115
        REIT Index Portfolio (REIT Index) -
            33,185.777 shares at $13.03 per share (cost $419,686)                                          432,410
        Mid-Cap Index Portfolio (Mid-Cap) -
            30,858.228 shares at $13.23 per share (cost $393,056)                                          408,255
        Equity Income Portfolio (Equity Income) -
            239,471.639 shares at $19.79 per share (cost $4,667,802)                                     4,739,146
        Growth Portfolio (Growth) -
            606,836.091 shares at $14.37 per share (cost $14,767,045)                                    8,720,234
        Balanced Portfolio (Balanced) -
            256,144.079 shares at $16.98 per share (cost $4,229,294)                                     4,349,328
        High Yield Bond Portfolio (High Yield Bond) -
            89,051.385 shares at $8.59 per share (cost $783,923)                                           764,951
        International Portfolio (International) -
            422,196.633 shares at $12.37 per share (cost $5,924,038)                                     5,222,573
        Diversified Value Portfolio (Diversified) -
            14,766.179 shares at $10.66 per share (cost $163,866)                                          157,408
        Small Company Growth Portfolio (Small Company Growth) -
            319,730.654 shares at $16.43 per share (cost $4,987,792)                                     5,253,174
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $    83,875,998
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Calvert

                                                                     -----------------------------------------------

                                                                                        Balanced

                                                                     -----------------------------------------------
                                                                          2001             2000           1999
                                                                     ----------------  -------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $         23     $     2,054     $    ----
   Mortality and expense risk charge                                             620              69          ----
                                                                     ----------------  -------------- --------------
Net investment income(loss)                                                     (597)          1,985          ----
                                                                     ----------------  -------------- --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                          11           3,626          ----
   Net realized gain(loss) on sale of fund shares                             (9,447)             (4)         ----
                                                                     ----------------  -------------- --------------
Net realized gain(loss)                                                       (9,436)          3,622          ----
                                                                     ----------------  -------------- --------------

Change in unrealized appreciation(depreciation)                                5,791          (5,848)         ----
                                                                     ----------------  -------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                      $     (4,242)    $      (241)    $    ----
                                                                     ================  ============== ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

  Net investment income(loss)                                           $       (597)    $     1,985     $    ----
  Net realized gain(loss)                                                     (9,436)          3,622          ----
  Net change in unrealized appreciation(depreciation)                          5,791          (5,848)         ----
                                                                     ----------------  -------------- --------------
Net increase(decrease) in net assets resulting
  from operations                                                             (4,242)           (241)         ----
                                                                     ----------------  -------------- --------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                          2,158             121          ----
  Subaccounts transfers (including fixed account), net                      (114,074)        119,877          ----
  Transfers for policyowner benefits and terminations                         (1,467)           ----          ----
  Policyowner maintenance charges                                             (1,399)           (133)         ----
                                                                     ----------------  -------------- --------------
Net increase(decrease) from policyowner transactions                        (114,782)        119,865          ----
                                                                     ----------------  -------------- --------------
Total increase(decrease) in net assets                                      (119,024)        119,624          ----
Net assets at beginning of period                                            119,624            ----          ----
                                                                     ----------------  -------------- --------------
Net assets at end of period                                             $        600     $   119,624     $    ----
                                                                     ================  ============== ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 5

                                                       Calvert

--------------------------------------------------------------------------------------------------------------------

                  International Equity                                              Mid Cap

----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000               1999
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


   $          7         $       ----       $       ----        $       ----        $       ----      $       ----
             54                   20               ----               3,506                 151              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
            (47)                 (20)              ----              (3,506)               (151)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


            781                  501               ----              36,643              18,842              ----
           (853)                (936)              ----             (15,632)            (19,074)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
            (72)                (435)              ----              21,011                (232)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


         (2,124)                (508)              ----             (87,208)             (7,481)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


   $     (2,243)        $       (963)      $       ----        $    (69,703)       $     (7,864)     $       ----
==================   =================  ==================  ==================  ================  ==================




   $        (47)        $        (20)      $       ----        $     (3,506)       $       (151)     $       ----
            (72)                (435)              ----              21,011                (232)             ----
         (2,124)                (508)              ----             (87,208)             (7,481)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------

         (2,243)                (963)              ----             (69,703)             (7,864)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------


          2,425                  366               ----              26,631               7,638              ----
          3,567                6,436               ----             546,345              79,329              ----
         (1,828)                ----               ----                (666)               (928)             ----
           (886)                (136)              ----             (14,447)               (893)             ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
          3,278                6,666               ----             557,863              85,146              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------

          1,035                5,703               ----             488,160              77,282              ----
          5,703                 ----               ----              77,282                ----              ----
------------------   -----------------  ------------------  ------------------  ----------------  ------------------
   $      6,738         $      5,703       $       ----        $    565,442        $     77,282      $       ----
==================   =================  ==================  ==================  ================  ==================

                                     F-I 6

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Calvert

                                                                   -------------------------------------------------

                                                                                      Small Cap

                                                                   -------------------------------------------------
                                                                         2001              2000            1999
                                                                   -----------------  ---------------  -------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----      $      ----        $   ----
   Mortality and expense risk charge                                          941               28            ----
                                                                   -----------------  ---------------  -------------
Net investment income(loss)                                                  (941)             (28)           ----
                                                                   -----------------  ---------------  -------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    4,025              827            ----
   Net realized gain(loss) on sale of fund shares                         (10,782)            (294)           ----
                                                                   -----------------  ---------------  -------------
Net realized gain(loss)                                                    (6,757)             533            ----
                                                                   -----------------  ---------------  -------------

Change in unrealized appreciation(depreciation)                             9,875             (783)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) in net assets resulting
   from operations                                                   $      2,177      $      (278)       $   ----
                                                                   =================  ===============  =============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (941)     $       (28)       $   ----
  Net realized gain(loss)                                                  (6,757)             533            ----
  Net change in unrealized appreciation(depreciation)                       9,875             (783)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) in net assets resulting
  from operations                                                           2,177             (278)           ----
                                                                   -----------------  ---------------  -------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      30,351            2,159            ----
  Subaccounts transfers (including fixed account), net                    188,344           20,433            ----
  Transfers for policyowner benefits and terminations                      (1,452)              (1)           ----
  Policyowner maintenance charges                                          (4,178)            (194)           ----
                                                                   -----------------  ---------------  -------------
Net increase(decrease) from policyowner transactions                      213,065           22,397            ----
                                                                   -----------------  ---------------  -------------

Total increase(decrease) in net assets                                    215,242           22,119            ----
Net assets at beginning of period                                          22,119             ----            ----
                                                                   -----------------  ---------------  -------------
Net assets at end of period                                          $    237,361      $    22,119        $   ----
                                                                   =================  ===============  =============


The accompanying notes are an integral part of these financial statements.

                                     F-I 7

                                                       Ameritas
--------------------------------------------------------------------------------------------------------------------

                         Growth                                                     MidCap
---------------------------------------------------------   --------------------------------------------------------
      2001                2000                1999                2001               2000                1999
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
   $         62         $         20       $       ----        $       ----       $       ----        $       ----
            514                  197               ----                 339                307                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
           (452)                (177)              ----                (339)              (307)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


            754                 ----               ----               2,455              1,942                ----
           (600)                 (80)              ----              (8,465)               (23)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
            154                  (80)              ----              (6,010)             1,919                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


         (5,140)             (11,268)              ----              (2,315)            (6,977)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


   $     (5,438)        $    (11,525)      $       ----        $     (8,664)      $     (5,365)       $       ----
==================   ================   =================   =================  =================   =================




   $       (452)        $       (177)      $       ----        $       (339)      $       (307)       $       ----
            154                  (80)              ----              (6,010)             1,919                ----
         (5,140)             (11,268)              ----              (2,315)            (6,977)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------

         (5,438)             (11,525)              ----              (8,664)            (5,365)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------


         55,137                 ----               ----               8,200               ----                ----
         49,981               62,508               ----             (21,906)            81,807                ----
           ----                 ----               ----                  (1)              ----                ----
         (3,408)                (595)              ----              (1,709)              (855)               ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
        101,710               61,913               ----             (15,416)            80,952                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------

         96,272               50,388               ----             (24,080)            75,587                ----
         50,388                 ----               ----              75,587               ----                ----
------------------   ----------------   -----------------   -----------------  -----------------   -----------------
   $    146,660         $     50,388       $       ----        $     51,507       $     75,587        $       ----
==================   ================   =================   =================  =================   =================

                                     F-I 8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas

                                                                   -------------------------------------------------

                                                                                      Small Cap

                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                    $     ----       $     ----       $     ----
   Mortality and expense risk charge                                          31                8             ----
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                  (31)              (8)            ----
                                                                   ---------------- ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    ----               14             ----
   Net realized gain(loss) on sale of fund shares                           (420)            (561)            ----
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     (420)            (547)            ----
                                                                   ---------------- ---------------- ---------------


Change in unrealized appreciation(depreciation)                             (876)             (51)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                    $   (1,327)      $     (606)      $     ----
                                                                   ================ ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $      (31)      $       (8)      $     ----
  Net realized gain(loss)                                                   (420)            (547)            ----
  Net change in unrealized appreciation(depreciation)                       (876)             (51)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                         (1,327)            (606)            ----
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      2,716             ----             ----
  Subaccounts transfers (including fixed account), net                     4,473            2,738             ----
  Transfers for policyowner benefits and terminations                     (1,700)            ----             ----
  Policyowner maintenance charges                                           (441)             (25)            ----
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                       5,048            2,713             ----
                                                                   ---------------- ---------------- ---------------
Total increase(decrease) in net assets                                     3,721            2,107             ----
Net assets at beginning of period                                          2,107             ----             ----
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                           $    5,828       $    2,107       $     ----
                                                                   ================ ================ ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 9

                                     Berger

--------------------------------------------------------------------------------------------------------------------

                         Growth                                              Small Company Growth
----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000               1999
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
   $       ----         $       ----       $         60        $         ----     $        ----      $         ----
          3,915                5,873              1,795                15,402             23,316              4,176
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
         (3,915)              (5,873)            (1,735)              (15,402)           (23,316)            (4,176)
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


           ----               24,967               ----                17,362             44,732               ----
       (233,233)              47,809             18,012              (759,898)           173,065             60,698
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
       (233,233)              72,776             18,012              (742,536)           217,797             60,698
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


          4,604             (289,911)            94,103              (235,914)          (762,388)           428,855
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


   $   (232,544)        $   (223,008)      $    110,380        $     (993,852)    $    (567,907)     $      485,377
==================   =================  ==================  ================== =================  ==================




   $     (3,915)        $     (5,873)      $     (1,735)       $      (15,402)    $     (23,316)     $       (4,176)
       (233,233)              72,776             18,012              (742,536)           217,797             60,698
          4,604             (289,911)            94,103              (235,914)          (762,388)           428,855
------------------   -----------------  ------------------  ------------------ -----------------  ------------------

       (232,544)            (223,008)           110,380              (993,852)          (567,907)           485,377
------------------   -----------------  ------------------  ------------------ -----------------  ------------------


        116,581               96,798             41,594               394,482            325,112            110,915
       (134,937)             518,911             70,121              (424,367)         1,957,348            334,656
         (6,631)              (3,186)              (475)              (35,650)           (40,718)            (2,670)
        (44,386)             (31,155)           (10,077)             (112,965)          (102,449)           (28,390)
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
        (69,373)             581,368            101,163              (178,500)         2,139,293            414,511
------------------   -----------------  ------------------  ------------------ -----------------  ------------------

       (301,917)             358,360            211,543            (1,172,352)         1,571,386            899,888
        743,612              385,252            173,709             2,873,618          1,302,232            402,344
------------------   -----------------  ------------------  ------------------ -----------------  ------------------
   $    441,695         $    743,612       $    385,252        $    1,701,266     $    2,873,618     $    1,302,232
==================   =================  ==================  ================== =================  ==================

                                     F-I 10

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Deutsche

                                                                   -------------------------------------------------

                                                                                     EAFE Equity

                                                                   -------------------------------------------------
                                                                        2001              2000            1999
                                                                   ----------------   -------------   --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----       $    ----       $        2
   Mortality and expense risk charge                                         3,487             254             ----
                                                                   ----------------   -------------   --------------
Net investment income(loss)                                                 (3,487)           (254)               2
                                                                   ----------------   -------------   --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----           1,405                1
   Net realized gain(loss) on sale of fund shares                          (13,917)           (544)            ----
                                                                   ----------------   -------------   --------------
Net realized gain(loss)                                                    (13,917)            861                1
                                                                   ----------------   -------------   --------------

Change in unrealized appreciation(depreciation)                           (128,663)         (7,784)               5
                                                                   ----------------   -------------   --------------
Net increase(decrease) in net assets resulting
   from operations                                                    $   (146,067)      $  (7,177)      $        8
                                                                   ================   =============   ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     (3,487)      $    (254)     $         2
  Net realized gain(loss)                                                  (13,917)            861                1
  Net change in unrealized appreciation(depreciation)                     (128,663)         (7,784)               5
                                                                   ----------------   -------------   --------------
Net increase(decrease) in net assets resulting
  from operations                                                         (146,067)         (7,177)               8
                                                                   ----------------   -------------   --------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       51,794           1,300             ----
  Subaccounts transfers (including fixed account), net                     651,661           0,982              213
  Transfers for policyowner benefits and terminations                         (359)              2             ----
  Policyowner maintenance charges                                           (3,782)          1,096)             (10)
                                                                   ----------------   -------------   --------------
Net increase(decrease) from policyowner transactions                       699,314          91,188              203
                                                                   ----------------   -------------   --------------
Total increase(decrease) in net assets                                     553,247          84,011              211
Net assets at beginning of period                                           84,222             211             ----
                                                                   ----------------   -------------   --------------
Net assets at end of period                                           $    637,469       $  84,222      $       211
                                                                   ================   =============   ==============


The accompanying notes are an integral part of these financial statements.

                                     F-I 11

                                    Deutsche

--------------------------------------------------------------------------------------------------------------------

                        Equity 500                                                 Small Cap
-----------------------------------------------------------  -------------------------------------------------------
       2001                 2000               1999                2001              2000               1999
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
   $      22,309         $           7      $         191       $      2,664       $       ----      $        ----
          14,378                 2,573                  6              2,232                274               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
           7,931                (2,566)               185                432               (274)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


           2,325                   289                358             21,446                367               ----
          (5,756)                1,409                  1             (1,755)               161               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
          (3,431)                1,698                359             19,691                528               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


        (267,548)              (45,202)               321            (16,030)            (4,282)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


   $    (263,048)        $     (46,070)     $         865       $      4,093       $     (4,028)     $        ----
===================   =================  ==================  =================  ================  ==================




   $       7,931         $      (2,566)     $         185       $        432       $       (274)     $        ----
          (3,431)                1,698                359             19,691                528               ----
        (267,548)              (45,202)               321            (16,030)            (4,282)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------

        (263,048)              (46,070)               865              4,093             (4,028)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------


         100,916               300,719               ----             51,012              1,067               ----
       2,259,119               323,077             12,536            338,324             75,205               ----
          (1,134)                  312               ----               (173)              (571)              ----
         (25,805)              (10,945)               (61)            (4,202)              (943)              ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
       2,333,096               613,163             12,475            384,961             74,758               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------

       2,070,048               567,093             13,340            389,054             70,730               ----
         580,433                13,340               ----             70,730               ----               ----
-------------------   -----------------  ------------------  -----------------  ----------------  ------------------
   $   2,650,481         $     580,433      $      13,340       $    459,784       $     70,730      $        ----
===================   =================  ==================  =================  ================  ==================

                                     F-I 12

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Fidelity

                                                                     -----------------------------------------------

                                                                                     Contrafund SC
                                                                     -----------------------------------------------
                                                                          2001           2000             1999
                                                                     -------------- --------------  ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $       4      $   ----         $      ----
   Mortality and expense risk charge                                           89             1                ----
                                                                     -------------- --------------   ----------------
Net investment income(loss)                                                   (85)           (1)               ----
                                                                     -------------- --------------   ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       18          ----                ----
   Net realized gain(loss) on sale of fund shares                             (44)           (1)               ----
                                                                     -------------- --------------   ----------------
Net realized gain(loss)                                                       (26)           (1)               ----
                                                                     -------------- --------------   ----------------
Change in unrealized appreciation(depreciation)                              (670)          (44)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                      $    (781)     $    (46)        $      ----
                                                                     ============== ==============   ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $     (85)     $     (1)        $      ----
  Net realized gain(loss)                                                     (26)           (1)               ----
  Net change in unrealized appreciation(depreciation)                        (670)          (44)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) in net assets resulting
  from operations                                                            (781)          (46)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                         841          ----                ----
  Subaccounts transfers (including fixed account), net                     20,108           807                ----
  Transfers for policyowner benefits and terminations                        ----          ----                ----
  Policyowner maintenance charges                                            (872)          (38)               ----
                                                                     -------------- --------------   ----------------
Net increase(decrease) from policyowner transactions                       20,077           769                ----
                                                                     -------------- --------------   ----------------
Total increase(decrease) in net assets                                     19,296           723                ----
Net assets at beginning of period                                             723          ----                ----
                                                                     -------------- -------------    --------------
Net assets at end of period                                             $  20,019      $    723         $      ----
                                                                     ============== ==============   ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 13

                                    Fidelity

---------------------------------------------------------------------------------------------------------------------

                      High Income SC                                           Inv. Grade Bond IC
----------------------------------------------------------- ---------------------------------------------------------
       2001                2000                1999               2001               2000                1999
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
   $       2,720        $        ----       $        ----      $       3,534     $        ----        $        ----
             109                   12                ----                643                 7                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
           2,611                  (12)               ----              2,891                (7)                ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------

            ----                 ----                ----               ----              ----                 ----
          (1,753)                   3                ----               (705)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
          (1,753)                   3                ----               (705)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


            (712)                 744                ----              3,996                59                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


   $         146        $         735       $        ----      $       6,182     $          52        $        ----
===================  ==================  ================== ================= ==================== ==================




   $       2,611        $         (12)      $        ----      $       2,891     $          (7)       $        ----
          (1,753)                   3                ----               (705)             ----                 ----
            (712)                 744                ----              3,996                59                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


             146                  735                ----              6,182                52                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------


             728                 ----                ----             29,224              ----                 ----
         (21,311)              21,790                ----             72,645            24,731                 ----
            ----                 ----                ----               ----              ----                 ----
            (563)                 (59)               ----             (1,802)             ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
         (21,146)              21,731                ----            100,067            24,731                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------

         (21,000)              22,466                ----            106,249            24,783                 ----
          22,466                 ----                ----             24,783              ----                 ----
-------------------  ------------------  ------------------ ----------------- -------------------- ------------------
   $       1,466        $      22,466       $        ----      $     131,032     $      24,783        $        ----
===================  ==================  ================== ================= ==================== ==================

                                     F-I 14

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity

                                                                     ------------------------------------------------

                                                                                       Mid Cap SC
                                                                     ------------------------------------------------
                                                                         2001             2000             1999
                                                                     --------------   -------------   ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $     ----       $       7       $     ----
   Mortality and expense risk charge                                           654               5             ----
                                                                     --------------   -------------   ---------------
Net investment income(loss)                                                   (654)              2             ----
                                                                     --------------   -------------   ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----            ----             ----
   Net realized gain(loss) on sale of fund shares                               43              (1)            ----
                                                                     --------------   -------------   ---------------
Net realized gain(loss)                                                         43              (1)            ----
                                                                     --------------   -------------   ---------------

Change in unrealized appreciation(depreciation)                              9,949              24             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      $    9,338       $      25       $     ----
                                                                     ==============   =============   ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $     (654)      $       2       $     ----
  Net realized gain(loss)                                                       43              (1)            ----
  Net change in unrealized appreciation(depreciation)                        9,949              24             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) in net assets resulting
  from operations                                                            9,338              25             ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       76,172           1,105             ----
  Subaccounts transfers (including fixed account), net                     254,845           1,077             ----
  Transfers for policyowner benefits and terminations                       (2,026)           ----             ----
  Policyowner maintenance charges                                           (6,374)            (62)            ----
                                                                     --------------   -------------   ---------------
Net increase(decrease) from policyowner transactions                       322,617           2,120             ----
                                                                     --------------   -------------   ---------------
Total increase(decrease) in net assets                                     331,955           2,145             ----
Net assets at beginning of period                                            2,145            ----             ----
                                                                     -------------   ---------------  ---------------
Net assets at end of period                                             $  334,100       $   2,145       $     ----
                                                                     ==============  =============    ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 15


                                     Invesco

    -----------------------------------------------------------------------------------------------------------------

                          Financial                                                  Health
    -------------------------------------------------------  --------------------------------------------------------
          2001                2000               1999               2001               2000                1999
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
       $        224       $       ----       $       ----       $        432       $       ----        $       ----
                253               ----               ----                761               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
                (29)              ----               ----               (329)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


                 56               ----               ----               ----               ----                ----
                (87)              ----               ----             (6,104)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
                (31)              ----               ----             (6,104)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


             (3,156)              ----               ----                692               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


       $     (3,216)      $       ----       $       ----       $     (5,741)      $       ----        $       ----
    ================   =================  =================  =================  =================   =================



       $        (29)      $       ----       $       ----       $       (329)      $       ----        $       ----
                (31)              ----               ----             (6,104)              ----                ----
             (3,156)              ----               ----                692               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------

             (3,216)              ----               ----             (5,741)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------


             11,095               ----               ----             20,485               ----                ----
             61,695               ----               ----            119,655               ----                ----
                 (1)              ----               ----                (13)              ----                ----
             (1,973)              ----               ----             (4,393)              ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
             70,816               ----               ----            135,734               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------

             67,600               ----               ----            129,993               ----                ----
               ----               ----               ----               ----               ----                ----
    ----------------   -----------------  -----------------  -----------------  -----------------   -----------------
       $     67,600       $       ----       $       ----       $    129,993       $       ----        $       ----
    ================   =================  =================  =================  =================   =================

                                     F-I 16

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Invesco

                                                                   --------------------------------------------------

                                                                                      Technology

                                                                   --------------------------------------------------
                                                                        2001             2000             1999
                                                                   ----------------  --------------  ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----       $    ----       $     ----
   Mortality and expense risk charge                                        1,173            ----             ----
                                                                   ----------------  --------------  ----------------
Net investment income(loss)                                                (1,173)           ----             ----
                                                                   ----------------  --------------  ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----             ----
   Net realized gain(loss) on sale of fund shares                         (54,663)           ----             ----
                                                                   ----------------  --------------  ----------------
Net realized gain(loss)                                                   (54,663)           ----             ----
                                                                   ----------------  --------------  ----------------

Change in unrealized appreciation(depreciation)                           (9,918)            ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (65,754)      $    ----       $     ----
                                                                   ================  ==============  ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $     (1,173)      $    ----       $     ----
  Net realized gain(loss)                                                 (54,663)           ----             ----
  Net change in unrealized appreciation(depreciation)                      (9,918)           ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (65,754)           ----             ----
                                                                   ----------------  --------------  ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                       8,595            ----             ----
  Subaccounts transfers (including fixed account), net                    370,295            ----             ----
  Transfers for policyowner benefits and terminations                       1,566            ----             ----
  Policyowner maintenance charges                                          (3,352)           ----             ----
                                                                   ----------------  --------------  ----------------
Net increase(decrease) from policyowner transactions                      377,104            ----             ----
                                                                   ----------------  --------------  ----------------
Total increase(decrease) in net assets                                    311,350            ----             ----
Net assets at beginning of period                                            ----            ----             ----
                                                                   ----------------  --------------  ----------------
Net assets at end of period                                          $    311,350       $    ----       $     ----
                                                                   ================  ==============  ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 17

                           Invesco                                               Neuberger Berman

------------------------------------------------------------  -------------------------------------------------------

                           Telecomm                                                  Balanced
------------------------------------------------------------  -------------------------------------------------------
          2001               2000               1999                2001               2000               1999
---------------------  -----------------  ------------------  -----------------  -----------------  -----------------
   $       ----       $       ----       $       ----        $     15,960       $      8,815       $      4,225
            302               ----               ----               6,738              6,265              2,052
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
           (302)              ----               ----               9,222              2,550              2,173
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


           ----               ----               ----             301,541             69,803              6,259
           (198)              ----               ----            (143,938)            11,789             (1,601)
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
           (198)              ----               ----             157,603             81,592              4,658
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


         (6,026)              ----               ----            (327,618)          (174,895)           106,155
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


   $     (6,526)      $       ----       $       ----        $   (160,793)      $    (90,753)      $    112,986
=================  =================  ==================  =================  =================  =================




   $       (302)      $       ----       $       ----        $      9,222       $      2,550       $      2,173
           (198)              ----               ----             157,603             81,592              4,658
         (6,026)              ----               ----            (327,618)          (174,895)           106,155
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------

         (6,526)              ----               ----            (160,793)           (90,753)           112,986
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------


          2,234               ----               ----             117,672            176,918             77,314
        335,485               ----               ----             294,986            433,701             97,236
           (953)              ----               ----             (11,700)            (2,089)           (15,035)
         (1,398)              ----               ----             (63,584)           (36,729)           (19,957)
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
        335,368               ----               ----             337,374            571,801            139,558
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------

        328,842               ----               ----             176,581            481,048            252,544
           ----               ----               ----             972,838            491,790            239,246
-----------------  -----------------  ------------------  -----------------  -----------------  -----------------
   $    328,842       $       ----       $       ----        $  1,149,419       $    972,838       $    491,790
=================  =================  ==================  =================  =================  =================

                                     F-I 18

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                   Neuberger Berman

                                                                   --------------------------------------------------

                                                                                        Growth

                                                                   --------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $         ----    $        ----   $        ----
   Mortality and expense risk charge                                        13,565           17,954           7,887
                                                                   ---------------- ---------------- ----------------
Net investment income(loss)                                                (13,565)         (17,954)         (7,887)
                                                                   ---------------- ---------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   957,692          156,551          50,640
   Net realized gain(loss) on sale of fund shares                         (564,234)         171,510             388
                                                                   ---------------- ---------------- ----------------
Net realized gain(loss)                                                    393,458          328,061          51,028
                                                                   ---------------- ---------------- ----------------

Change in unrealized appreciation(depreciation)                         (1,171,090)        (906,521)        455,093
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                  $     (791,197)   $    (596,414)  $     498,234
                                                                   ================ ================ ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      (13,565)   $     (17,954)  $      (7,887)
  Net realized gain(loss)                                                  393,458          328,061          51,028
  Net change in unrealized appreciation(depreciation)                   (1,171,090)        (906,521)        455,093
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (791,197)        (596,414)        498,234
                                                                   ---------------- ---------------- ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      341,523          299,327         239,946
  Subaccounts transfers (including fixed account), net                    (126,026)       1,256,188         (90,901)
  Transfers for policyowner benefits and terminations                      (21,868)         (40,504)        (41,564)
  Policyowner maintenance charges                                         (107,861)         (95,316)        (53,077)
                                                                   ---------------- ---------------- ----------------
Net increase(decrease) from policyowner transactions                        85,768        1,419,695          54,404
                                                                   ---------------- ---------------- ----------------
Total increase(decrease) in net assets                                    (705,429)         823,281         552,638
Net assets at beginning of period                                        2,330,762        1,507,481         954,843
                                                                   ---------------- ---------------- ----------------
Net assets at end of period                                         $    1,625,333    $   2,330,762   $   1,507,481
                                                                   ================ ================ ================

The accompanying notes are an integral part of these financial statements.
                                     F-I 19


                                               Neuberger Berman

--------------------------------------------------------------------------------------------------------------------

                        Guardian                                            Limited Maturity Bond
---------------------------------------------------------  ---------------------------------------------------------
      2001                2000                1999              2001                2000                1999
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
   $        803         $         18       $       ----       $      9,517       $      6,112       $      6,551
          1,018                  989               ----              1,306                891                806
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
           (215)                (971)              ----              8,211              5,221              5,745
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


         11,465                 ----               ----               ----               ----               ----
        (12,177)              (1,898)              ----              3,239             (2,009)            (4,698)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
           (712)              (1,898)              ----              3,239             (2,009)            (4,698)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


         (9,984)              (3,144)              ----                734              4,202               (503)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


   $    (10,911)        $     (6,013)      $       ----       $     12,184       $      7,414       $        544
==================   ================   =================  ================   =================  ===================




   $       (215)        $       (971)      $       ----       $      8,211       $      5,221       $      5,745
           (712)              (1,898)              ----              3,239             (2,009)            (4,698)
         (9,984)              (3,144)              ----                734              4,202               (503)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------

        (10,911)              (6,013)              ----             12,184              7,414                544
------------------   ----------------   -----------------  ----------------   -----------------  -------------------


          4,957               60,856               ----             54,808             33,202             27,329
          4,485               97,288               ----             (3,504)            28,197             13,908
            114                   75               ----               (616)              (986)                 9
         (4,377)              (1,634)              ----            (10,748)            (6,940)            (6,180)
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
          5,179              156,585               ----             39,940             53,473             35,066
------------------   ----------------   -----------------  ----------------   -----------------  -------------------

         (5,732)             150,572               ----             52,124             60,887             35,610
        150,572                 ----               ----            151,578             90,691             55,081
------------------   ----------------   -----------------  ----------------   -----------------  -------------------
   $    144,840         $    150,572       $       ----       $    203,702       $    151,578       $     90,691
==================   ================   =================  ================   =================  ===================

                                     F-I 20

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                  Neuberger Berman

                                                                  --------------------------------------------------

                                                                                    Liquid Assets

                                                                  --------------------------------------------------
                                                                       2001             2000              1999
                                                                  --------------- ------------------ ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $    12,653      $     11,234       $       43
   Mortality and expense risk charge                                      1,800             1,771                8
                                                                  --------------- ------------------ ---------------
Net investment income(loss)                                              10,853             9,463               35
                                                                  --------------- ------------------ ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   ----              ----             ----
   Net realized gain(loss) on sale of fund shares                          ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net realized gain(loss)                                                    ----              ----             ----
                                                                  --------------- ------------------ ---------------

Change in unrealized appreciation(depreciation)                            ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net increase(decrease) in net assets resulting
   from operations                                                  $    10,853      $      9,463       $       35
                                                                  =============== ================== ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $    10,853      $      9,463       $       35
  Net realized gain(loss)                                                  ----              ----             ----
  Net change in unrealized appreciation(depreciation)                      ----              ----             ----
                                                                  --------------- ------------------ ---------------
Net increase(decrease) in net assets resulting
  from operations                                                        10,853             9,463               35
                                                                  --------------- ------------------ ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                 3,493,385         1,471,287           24,025
  Subaccounts transfers (including fixed account), net               (3,633,235)       (1,234,822)         (23,591)
  Transfers for policyowner benefits and terminations                     1,138               522                7
  Policyowner maintenance charges                                        (8,928)          (18,207)            (476)
                                                                  --------------- ------------------ ---------------
Net increase(decrease) from policyowner transactions                   (147,640)          218,780              (35)
                                                                  --------------- ------------------ ---------------
Total increase(decrease) in net assets                                 (136,787)          228,243             ----
Net assets at beginning of period                                       228,243              ----             ----
                                                                  --------------- ------------------ ---------------
Net assets at end of period                                         $    91,456      $    228,243       $     ----
                                                                  =============== ================== ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 21

                                Neuberger Berman

--------------------------------------------------------------------------------------------------------------------

                         Mid-Cap                                                   Partners
----------------------------------------------------------  --------------------------------------------------------
      2001                 2000               1999                2001               2000                1999
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
   $       ----         $       ----       $       ----        $     12,964       $     27,793        $     35,509
            576                  669               ----              23,164             24,842              23,344
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
           (576)                (669)              ----             (10,200)             2,951              12,165
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


           ----                    1               ----             123,154            591,056              61,754
        (14,837)              (3,648)              ----            (153,914)           (43,707)             43,836
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
        (14,837)              (3,647)              ----             (30,760)           547,349             105,590
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


        (16,176)              (8,406)              ----             (92,696)          (526,183)             80,723
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


   $    (31,589)        $    (12,722)      $       ----        $   (133,656)      $     24,117        $    198,478
==================   =================  ==================  =================  =================   =================




   $       (576)        $       (669)      $       ----        $    (10,200)      $      2,951        $     12,165
        (14,837)              (3,647)              ----             (30,760)           547,349             105,590
        (16,176)              (8,406)              ----             (92,696)          (526,183)             80,723
------------------   -----------------  ------------------  -----------------  -----------------   -----------------

        (31,589)             (12,722)              ----            (133,656)            24,117             198,478
------------------   -----------------  ------------------  -----------------  -----------------   -----------------


          4,375               37,599               ----             383,221            716,621             610,863
         (1,131)              90,218               ----            (220,133)          (342,856)           (169,010)
         (1,175)                (759)              ----            (403,108)           (98,526)            (89,369)
         (2,115)              (1,374)              ----            (136,491)          (126,552)           (121,049)
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
            (46)             125,684               ----            (376,511)           148,687             231,435
------------------   -----------------  ------------------  -----------------  -----------------   -----------------

        (31,635)             112,962               ----            (510,167)           172,804             429,913
        112,962                 ----               ----           3,598,163          3,425,359           2,995,446
------------------   -----------------  ------------------  -----------------  -----------------   -----------------
   $     81,327         $    112,962       $       ----        $  3,087,996       $  3,598,163        $  3,425,359
==================   =================  ==================  =================  =================   =================

                                     F-I 22

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Rydex

                                                                   -------------------------------------------------

                                                                                         Nova

                                                                   -------------------------------------------------
                                                                       2001             2000             1999
                                                                   --------------  ---------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $     93,468    $      10,000    $          48
   Mortality and expense risk charge                                       4,576            7,320            1,193
                                                                   --------------  ---------------- ----------------
Net investment income(loss)                                               88,892            2,680           (1,145)
                                                                   --------------  ---------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    ----           76,954            3,398
   Net realized gain(loss) on sale of fund shares                       (404,387)         (62,606)          (8,031)
                                                                   --------------  ---------------- ----------------
Net realized gain(loss)                                                 (404,387)          14,348           (4,633)
                                                                   --------------  ---------------- ----------------

Change in unrealized appreciation(depreciation)                           62,557         (222,466)          68,355
                                                                   --------------  ---------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                  $   (252,938)   $    (205,438)   $      62,577
                                                                   ==============  ================ ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     88,892    $       2,680    $      (1,145)
  Net realized gain(loss)                                               (404,387)          14,348           (4,633)
  Net change in unrealized appreciation(depreciation)                     62,557         (222,466)          68,355
                                                                   --------------  ---------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                       (252,938)        (205,438)          62,577
                                                                   --------------  ---------------- ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                     41,606           49,573            2,417
  Subaccounts transfers (including fixed account), net                  (299,021)        (112,198)       1,060,682
  Transfers for policyowner benefits and terminations                      2,688           (1,032)              (3)
  Policyowner maintenance charges                                        (22,353)         (19,370)          (6,589)
                                                                   --------------  ---------------- ----------------
Net increase(decrease) from policyowner transactions                    (277,080)         (83,027)       1,056,507
                                                                   --------------  ---------------- ----------------
Total increase(decrease) in net assets                                  (530,018)        (288,465)       1,119,084
Net assets at beginning of period                                        830,619        1,119,084             ----
                                                                   --------------  ---------------- ----------------
Net assets at end of period                                         $    300,601    $     830,619    $   1,119,084
                                                                   ==============  ================ ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 23

                                      Rydex

--------------------------------------------------------------------------------------------------------------------

                           OTC                                                  Precious Metals
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001               2000                1999
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
  $         ----       $         ----      $        ----       $        ----      $       ----        $          1
          14,119               22,969              1,964               9,211             7,121                  29
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
         (14,119)             (22,969)            (1,964)             (9,211)           (7,121)                (28)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


            ----              159,387                758                ----              ----                 284
      (1,581,239)             172,621               (393)            310,650            42,684              (1,334)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
      (1,581,239)             332,008                365             310,650            42,684              (1,050)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


         640,550           (1,802,295)           472,458             (51,821)           54,471                  (1)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


  $     (954,808)      $   (1,493,256)     $     470,859       $     249,618      $     90,034        $     (1,079)
===================  =================  ==================  =================  ==================  =================




  $      (14,119)      $      (22,969)     $      (1,964)      $      (9,211)     $     (7,121)       $        (28)
      (1,581,239)             332,008                365             310,650            42,684              (1,050)
         640,550           (1,802,295)           472,458             (51,821)           54,471                  (1)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------

        (954,808)          (1,493,256)           470,859             249,618            90,034              (1,079)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------


         551,366              597,211             36,739               3,442               458               1,206
        (382,116)           1,488,932          1,565,111          (1,681,686)        1,397,199                 122
         (21,426)             (20,966)               300              (3,771)               81                 (14)
        (114,610)            (100,957)           (10,905)            (21,266)          (14,306)               (235)
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
          33,214            1,964,220          1,591,245          (1,703,281)        1,383,432               1,079
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------

        (921,594)             470,964          2,062,104          (1,453,663)        1,473,466                ----
       2,533,068            2,062,104               ----           1,473,466              ----                ----
-------------------  -----------------  ------------------  -----------------  ------------------  -----------------
  $    1,611,474       $    2,533,068      $   2,062,104       $      19,803      $  1,473,466        $       ----
===================  =================  ==================  =================  ==================  =================

                                     F-I 24

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Rydex

                                                                     -----------------------------------------------

                                                                                          Ursa

                                                                     -------------------------------  --------------
                                                                          2001             2000           1999
                                                                     ---------------   -------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $    24,147       $   1,302      $     340
   Mortality and expense risk charge                                          4,732             519          2,800
                                                                     ---------------   -------------  --------------
Net investment income(loss)                                                  19,415             783         (2,460)
                                                                     ---------------   -------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----            ----           ----
   Net realized gain(loss) on sale of fund shares                           (46,337)         (4,805)        31,623
                                                                     ---------------   -------------  --------------
Net realized gain(loss)                                                     (46,337)         (4,805)        31,623
                                                                     ---------------   -------------  --------------

Change in unrealized appreciation(depreciation)                            (166,156)          5,761         (4,892)
                                                                     ---------------   -------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                      $  (193,078)      $   1,739      $  24,271
                                                                     ===============   =============  ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $    19,415       $     783      $  (2,460)
  Net realized gain(loss)                                                   (46,337)         (4,805)        31,623
  Net change in unrealized appreciation(depreciation)                      (166,156)          5,761         (4,892)
                                                                     ---------------   -------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                          (193,078)          1,739         24,271
                                                                     ---------------   -------------  --------------
Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                         9,619           5,046          1,206
  Subaccounts transfers (including fixed account), net                    2,601,164         (29,754)        43,080
  Transfers for policyowner benefits and terminations                           (66)             40              6
  Policyowner maintenance charges                                           (17,910)         (2,683)       (10,831)
                                                                     ---------------   -------------  --------------
Net increase(decrease) from policyowner transactions                      2,592,807         (27,351)        33,461
                                                                     ---------------   -------------  --------------

Total increase(decrease) in net assets                                    2,399,729         (25,612)        57,732
Net assets at beginning of period                                            32,120          57,732           ----
                                                                     ---------------   -------------  --------------
Net assets at end of period                                             $ 2,431,849       $  32,120      $  57,732
                                                                     ===============   =============  ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 25

                          Rydex                                                 Strong Variable
----------------------------------------------------------- --------------------------------------------------------

                    US Government Bond                                              Growth

----------------------------------------------------------- --------------------------------------------------------
       2001                2000                1999                2001               2000               1999
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
   $      5,311         $      1,832       $        944        $       ----        $       ----       $       ----
          1,260                  406                165                 188                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
          4,051                1,426                779                (188)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


           ----                 ----               ----                ----                ----               ----
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


         (6,454)               4,907               ----              (3,571)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


   $     (3,441)        $      9,932       $    (11,485)       $    (12,684)       $       ----       $       ----
===================  ================== =================== =================== ================== =================




   $      4,051         $      1,426       $        779        $       (188)       $       ----       $       ----
         (1,038)               3,599            (12,264)             (8,925)               ----               ----
         (6,454)               4,907                ---              (3,571)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------

         (3,441)               9,932            (11,485)            (12,684)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------


          9,966                  544               ----               3,447                ----               ----
       (139,099)             236,869             11,485              74,136                ----               ----
           (597)                ----               ----              (2,351)               ----               ----
        (12,242)              (1,898)              ----              (2,011)               ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
       (141,972)             235,515             11,485              73,221                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------

       (145,413)             245,447               ----              60,537                ----               ----
        245,447                 ----               ----                ----                ----               ----
-------------------  ------------------ ------------------- ------------------- ------------------ -----------------
   $    100,034         $    245,447       $       ----        $     60,537        $       ----       $       ----
===================  ================== =================== =================== ================== =================

                                     F-I 26

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                   Strong Opportunity

                                                                     -----------------------------------------------

                                                                                      Opportunity

                                                                     -----------------------------------------------
                                                                         2001             2000            1999
                                                                     --------------  ---------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $    2,359      $     ----       $     ----
   Mortality and expense risk charge                                           843            ----             ----
                                                                     --------------  ---------------  --------------
Net investment income(loss)                                                  1,516            ----             ----
                                                                     --------------  ---------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    32,378            ----             ----
   Net realized gain(loss) on sale of fund shares                           (2,144)           ----             ----
                                                                     --------------  ---------------  --------------
Net realized gain(loss)                                                     30,234            ----             ----
                                                                     --------------  ---------------  --------------

Change in unrealized appreciation(depreciation)                            (19,615)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                      $   12,135      $     ----       $     ----
                                                                     ==============  ===============  ==============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $    1,516      $     ----       $     ----
  Net realized gain(loss)                                                   30,234            ----             ----
  Net change in unrealized appreciation(depreciation)                      (19,615)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                           12,135            ----             ----
                                                                     --------------  ---------------  --------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                        6,604            ----             ----
  Subaccounts transfers (including fixed account), net                     668,917            ----             ----
  Transfers for policyowner benefits and terminations                      (30,989)           ----             ----
  Policyowner maintenance charges                                           (3,311)           ----             ----
                                                                     --------------  ---------------  --------------
Net increase(decrease) from policyowner transactions                       641,221            ----             ----
                                                                     --------------  ---------------  --------------
Total increase(decrease) in net assets                                     653,356            ----             ----
Net assets at beginning of period                                             ----            ----             ----
                                                                     --------------  ---------------  --------------
Net assets at end of period                                             $  653,356      $     ----       $     ----
                                                                     ==============  ===============  ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I 27

                      Third Avenue                                                Vanguard
--------------------------------------------------------- ----------------------------------------------------------

                         Value                                                   Money Market
--------------------------------------------------------- ----------------------------------------------------------
       2001                2000              1999               2001               2000                 1999
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
   $        159         $       ----      $       ----      $     574,043       $      724,208       $      530,330
          1,989                 ----              ----            102,940               86,191                78,492
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
         (1,830)                ----              ----            471,103              638,017               451,838
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


          1,039                 ----              ----               ----                 ----                  ----
         (5,703)                ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
         (4,664)                ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


         17,195                 ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


   $     10,701         $       ----      $       ----      $     471,103       $      638,017       $      451,838
===================  ================= ================== ================== ==================   ==================




   $     (1,830)        $       ----      $       ----      $     471,103       $      638,017       $      451,838
         (4,664)                ----              ----               ----                 ----                  ----
         17,195                 ----              ----               ----                 ----                  ----
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------

         10,701                 ----              ----            471,103              638,017               451,838
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------


         44,531                 ----              ----         10,692,380           11,329,436            11,382,118
        714,521                 ----              ----         (7,424,117)         (10,632,247)          (10,046,456)
        (16,953)                ----              ----           (678,112)             (99,662)             (191,228)
         (9,568)                ----              ----           (644,797)            (539,363)             (471,773)
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
        732,531                 ----              ----          1,945,354               58,164               672,661
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------

        743,232                 ----              ----          2,416,457              696,181             1,124,499
           ----                 ----              ----         11,604,406           10,908,225             9,783,726
-------------------  ----------------- ------------------ ------------------ ------------------   ------------------
   $    743,232         $       ----      $       ----      $  14,020,863       $   11,604,406       $    10,908,225
===================  ================= ================== ================== ==================   ==================

                                     F-I 28

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                     Equity Index

                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------  ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        ----    $      187,572   $     148,939
   Mortality and expense risk charge                                      126,640           126,774          86,778
                                                                   ---------------  ---------------- ---------------
Net investment income(loss)                                              (126,640)           60,798          62,161
                                                                   ---------------  ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----           168,334         129,342
   Net realized gain(loss) on sale of fund shares                         (20,163)          389,446         301,264
                                                                   ---------------  ---------------- ---------------
Net realized gain(loss)                                                   (20,163)          557,780         430,606
                                                                   ---------------  ---------------- ---------------

Change in unrealized appreciation(depreciation)                        (2,162,270)       (2,378,717)      1,785,764
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                  $  (2,309,073)   $   (1,760,139)  $   2,278,531
                                                                   ===============  ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $    (126,640)   $       60,798   $      62,161
  Net realized gain(loss)                                                 (20,163)          557,780         430,606
  Net change in unrealized appreciation(depreciation)                  (2,162,270)       (2,378,717)      1,785,764
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                      (2,309,073)       (1,760,139)      2,278,531
                                                                   ---------------  ---------------- ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                   2,601,265         3,048,595       2,543,065
  Subaccounts transfers (including fixed account), net                    959,609           828,866       3,567,755
  Transfers for policyowner benefits and terminations                    (627,466)         (264,324)       (214,628)
  Policyowner maintenance charges                                        (769,871)         (614,143)       (429,932)
                                                                   ---------------  ---------------- ---------------
Net increase(decrease) from policyowner transactions                    2,163,537         2,998,994       5,466,260
                                                                   ---------------  ---------------- ---------------
Total increase(decrease) in net assets                                   (145,536)        1,238,855       7,744,791
Net assets at beginning of period                                      17,103,885        15,865,030       8,120,239
                                                                   ---------------  ---------------- ---------------
Net assets at end of period                                         $  16,958,349    $   17,103,885   $  15,865,030
                                                                   ===============  ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 29

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                     High-Grade Bond                                              REIT Index

----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
   $     25,738         $     91,693       $    100,678        $       ----        $       ----       $       ----
         14,465               10,270             12,093               1,417                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
         11,273               81,423             88,585              (1,417)               ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


           ----                 ----               ----                ----                ----               ----
         24,620              (12,986)           (41,452)              5,478                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
         24,620              (12,986)           (41,452)              5,478                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


         89,355               68,417            (77,769)             12,725                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


   $    125,248         $    136,854       $    (30,636)       $     16,786        $       ----       $       ----
===================  ================== ==================  ==================  ================== =================




   $     11,273         $     81,423       $     88,585        $     (1,417)       $       ----       $       ----
         24,620              (12,986)           (41,452)              5,478                ----               ----
         89,355               68,417            (77,769)             12,725                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------

        125,248              136,854            (30,636)             16,786                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------


        323,070              264,351            293,082              23,301                ----               ----
        161,630              142,554            293,719             423,209                ----               ----
        (54,089)             (23,205)           (14,035)            (22,105)               ----               ----
        (77,089)             (45,617)           (56,965)             (8,781)               ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
        353,522              338,083            515,801             415,624                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------

        478,770              474,937            485,165             432,410                ----               ----
      1,836,345            1,361,408            876,243                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  ------------------ -----------------
   $  2,315,115         $  1,836,345       $  1,361,408        $    432,410        $       ----       $       ----
===================  ================== ==================  ==================  ================== =================

                                     F-I 30

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                       Mid-Cap

                                                                   -------------------------------------------------
                                                                        2001           2000              1999
                                                                   --------------- --------------   ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $      ----     $      ----      $      ----
   Mortality and expense risk charge                                        1,242            ----             ----
                                                                   --------------- --------------   ----------------
Net investment income(loss)                                                (1,242)           ----             ----
                                                                   --------------- --------------   ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----             ----
   Net realized gain(loss) on sale of fund shares                         (14,291)           ----             ----
                                                                   --------------- --------------   ----------------
Net realized gain(loss)                                                   (14,291)           ----             ----
                                                                   --------------- --------------   ----------------

Change in unrealized appreciation(depreciation)                            15,199            ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $      (334)    $      ----      $      ----
                                                                   =============== ==============   ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (1,242)    $      ----      $      ----
  Net realized gain(loss)                                                 (14,291)           ----             ----
  Net change in unrealized appreciation(depreciation)                      15,199            ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) in net assets resulting
  from operations                                                            (334)           ----             ----
                                                                   --------------- --------------   ----------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      42,821            ----             ----
  Subaccounts transfers (including fixed account), net                    373,773            ----             ----
  Transfers for policyowner benefits and terminations                          46            ----             ----
  Policyowner maintenance charges                                          (8,051)           ----             ----
                                                                   --------------- --------------   ----------------
Net increase(decrease) from policyowner transactions                      408,589            ----             ----
                                                                   --------------- --------------   ----------------
Total increase(decrease) in net assets                                    408,255            ----             ----
Net assets at beginning of period                                            ----            ----             ----
                                                                   --------------- --------------   ----------------
Net assets at end of period                                           $   408,255     $      ----      $      ----
                                                                   =============== ==============   ================


The accompanying notes are an integral part of these financial statements.

                                     F-I 31

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                      Equity Income                                                 Growth

----------------------------------------------------------  --------------------------------------------------------
       2001                 2000               1999               2001               2000               1999
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
   $       ----          $    113,049       $     89,324       $         ----    $       41,892      $       53,215
         34,413                27,729             25,269               71,516           105,670              67,410
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
        (34,413)               85,320             64,055              (71,516)          (63,778)            (14,195)
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


           ----               270,928             25,767                 ----         2,955,706             510,527
         16,797                23,755            101,234           (1,527,540)          300,967             252,463
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
         16,797               294,683            127,001           (1,527,540)        3,256,673             762,990
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


       (204,615)               22,087           (343,627)          (2,582,255)       (6,479,268)          1,270,526
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


   $   (222,231)         $    402,090       $   (152,571)      $   (4,181,311)   $   (3,286,373)     $    2,019,321
===================   =================  =================  ==================  ================  ==================




   $    (34,413)         $     85,320       $     64,055       $      (71,516)   $      (63,778)     $      (14,195)
         16,797               294,683            127,001           (1,527,540)        3,256,673             762,990
       (204,615)               22,087           (343,627)          (2,582,255)       (6,479,268)          1,270,526
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------

       (222,231)              402,090           (152,571)          (4,181,311)       (3,286,373)          2,019,321
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------


        683,821               612,076            685,182            1,709,426         1,799,882           1,564,718
        216,429                38,832            279,025             (590,466)        1,923,987           2,840,841
       (145,205)              (39,405)          (128,882)            (236,899)         (265,836)           (186,283)
       (226,051)             (147,599)          (141,774)            (437,742)         (425,924)           (305,580)
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
        528,994               463,904            693,551              444,319         3,032,109           3,913,696
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------

        306,763               865,994            540,980           (3,736,992)         (254,264)          5,933,017
      4,432,383             3,566,389          3,025,409           12,457,226        12,711,490           6,778,473
-------------------   -----------------  -----------------  ------------------  ----------------  ------------------
   $  4,739,146          $  4,432,383       $  3,566,389       $    8,720,234    $   12,457,226      $   12,711,490
===================   =================  =================  ==================  ================  ==================

                                     F-I 32

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Vanguard

                                                                   -------------------------------------------------

                                                                                       Balanced

                                                                   -------------------------------------------------
                                                                        2001              2000            1999
                                                                   ----------------  --------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----    $     129,270   $     139,619
   Mortality and expense risk charge                                        28,391           22,958          28,606
                                                                   ----------------  --------------- ---------------
Net investment income(loss)                                                (28,391)         106,312         111,013
                                                                   ----------------  --------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----          172,361         176,705
   Net realized gain(loss) on sale of fund shares                            1,071          (90,397)         67,552
                                                                   ----------------  --------------- ---------------
Net realized gain(loss)                                                      1,071           81,964         244,257
                                                                   ----------------  --------------- ---------------

Change in unrealized appreciation(depreciation)                            161,798           37,791        (206,574)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    134,478    $     226,067   $     148,696
                                                                   ================  =============== ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (28,391)   $     106,312   $     111,013
  Net realized gain(loss)                                                    1,071           81,964         244,257
  Net change in unrealized appreciation(depreciation)                      161,798           37,791        (206,574)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) in net assets resulting
  from operations                                                          134,478          226,067         148,696
                                                                   ----------------  --------------- ---------------
Net increase(decrease) from policyowner transactions
  Payments received from policyowners                                      389,562          432,518         479,101
  Subaccounts transfers (including fixed account), net                     654,558       (1,032,703)       (139,732)
  Transfers for policyowner benefits and terminations                      (64,425)         (69,493)        (50,142)
  Policyowner maintenance charges                                         (153,673)        (103,045)       (108,165)
                                                                   ----------------  --------------- ---------------
Net increase(decrease) from policyowner transactions                       826,022         (772,723)        181,062
                                                                   ----------------  --------------- ---------------
Total increase(decrease) in net assets                                     960,500         (546,656)        329,758
Net assets at beginning of period                                        3,388,828        3,935,484       3,605,726
                                                                   ----------------  --------------- ---------------
Net assets at end of period                                           $  4,349,328    $   3,388,828   $   3,935,484
                                                                   ================  =============== ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 33

                                    Vanguard

--------------------------------------------------------------------------------------------------------------------

                     High Yield Bond                                             International
-----------------------------------------------------------  -------------------------------------------------------
         2001                2000               1999               2001                2000              1999
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
      $     16,317        $     63,634        $     61,240      $        ----       $     77,630       $     55,048
             5,663               5,055               5,343             40,498             42,518             29,215
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
            10,654              58,579              55,897            (40,498)            35,112             25,833
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


              ----                ----                ----               ----            443,137            120,581
           (47,867)            (35,136)            (29,657)          (539,447)           248,233             97,527
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
           (47,867)            (35,136)            (29,657)          (539,447)           691,370            218,108
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


            52,774             (43,704)            (10,480)          (612,375)        (1,175,075)           725,651
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


      $     15,561        $    (20,261)       $     15,760     $   (1,192,320)      $   (448,593)      $    969,592
=====================  =================   ================  =================   =================  ================




      $     10,654        $     58,579        $     55,897      $     (40,498)      $     35,112       $     25,833
           (47,867)            (35,136)            (29,657)          (539,447)           691,370            218,108
            52,774             (43,704)            (10,480)          (612,375)        (1,175,075)           725,651
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------

            15,561             (20,261)             15,760         (1,192,320)          (448,593)           969,592
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------


           125,915             108,477             233,396            827,100            887,473            804,376
            42,919            (118,392)            (69,014)           408,512            491,061            (17,508)
           (12,365)             (2,906)            (10,322)          (228,893)          (122,674)           (68,054)
           (36,885)            (28,508)            (26,043)          (243,651)          (207,015)          (152,749)
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
           119,584             (41,329)            128,017            763,068          1,048,845            566,065
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------

           135,145             (61,590)            143,777           (429,252)           600,252          1,535,657
           629,806             691,396             547,619          5,651,825          5,051,573          3,515,916
---------------------  -----------------   ----------------  -----------------   -----------------  ----------------
      $    764,951        $    629,806        $    691,396      $   5,222,573       $  5,651,825       $  5,051,573
=====================  =================   ================  =================   =================  ================

                                     F-I 34

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                      Vanguard

                                                                  --------------------------------------------------

                                                                                     Diversified

                                                                  --------------------------------------------------
                                                                       2001             2000              1999
                                                                  ----------------  --------------   ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       ----    $       ----    $         ----
   Mortality and expense risk charge                                          544            ----              ----
                                                                  ----------------  --------------   ---------------
Net investment income(loss)                                                  (544)           ----              ----
                                                                  ----------------  --------------   ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     ----            ----              ----
   Net realized gain(loss) on sale of fund shares                          (6,230)           ----              ----
                                                                  ----------------  --------------   ---------------
Net realized gain(loss)                                                    (6,230)           ----              ----
                                                                  ----------------  --------------   ---------------

Change in unrealized appreciation(depreciation)                            (6,459)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (13,233)   $       ----     $        ----
                                                                  ================  ==============   ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (544)   $       ----     $        ----
  Net realized gain(loss)                                                  (6,230)           ----              ----
  Net change in unrealized appreciation(depreciation)                      (6,459)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) in net assets resulting
  from operations                                                         (13,233)           ----              ----
                                                                  ----------------  --------------   ---------------

Net increase(decrease) from policyowner transactions:

  Payments received from policyowners                                      21,958            ----              ----
  Subaccounts transfers (including fixed account), net                    155,361            ----              ----
  Transfers for policyowner benefits and terminations                          (1)           ----              ----
  Policyowner maintenance charges                                          (6,677)           ----              ----
                                                                  ----------------  --------------   ---------------
Net increase(decrease) from policyowner transactions                      170,641            ----              ----
                                                                  ----------------  --------------   ---------------
Total increase(decrease) in net assets                                    157,408             ----             ----
Net assets at beginning of period                                            ----             ----             ----
                                                                  ----------------  --------------   ---------------
Net assets at end of period                                          $    157,408    $       ----     $        ----
                                                                  ================  ==============   ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 35

                                    Vanguard

--------------------------------------------------------------------------------

                              Small Company Growth

--------------------------------------------------------------------------------
          2001                         2000                        1999
--------------------------   -------------------------    ----------------------

   $            ----            $           34,150           $           10,793
              33,718                        30,515                       13,679
--------------------------   -------------------------    ----------------------
             (33,718)                        3,635                       (2,886)
--------------------------   -------------------------    ----------------------


                ----                     1,194,154                         ----
             (54,684)                      486,722                       73,201
--------------------------   -------------------------    ----------------------
             (54,684)                    1,680,876                       73,201
--------------------------   -------------------------    ----------------------


             338,600                    (1,251,298)                   1,038,106
--------------------------   -------------------------    ----------------------


   $         250,198            $          433,213           $        1,108,421
==========================   =========================    ======================




   $         (33,718)           $            3,635           $           (2,886)
             (54,684)                    1,680,876                       73,201
             338,600                    (1,251,298)                   1,038,106
--------------------------   -------------------------    ----------------------

             250,198                       433,213                    1,108,421
--------------------------   -------------------------    ----------------------


             615,962                       572,388                      511,191
             (16,437)                      766,188                       47,776
             (60,801)                      (24,986)                      (7,681)
            (191,007)                     (129,562)                     (67,263)
--------------------------   -------------------------    ----------------------
             347,717                     1,184,028                      484,023
--------------------------   -------------------------    ----------------------

             597,915                     1,617,241                    1,592,444
           4,655,259                     3,038,018                    1,445,574
--------------------------   -------------------------    ----------------------
   $       5,253,174            $        4,655,259           $        3,038,018
==========================   =========================    ======================


                                     F-I 36

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000, 1999

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001 there are forty-seven subaccounts available within the Account:


    Calvert Asset Management                                  Deutsche Asset Management, Inc.
      Company, Inc. (Advisor) (See Note 4)                      Deutsche
      Calvert (Fund)                                              *EAFE Equity
        *Balanced (Subaccount)                                        (Commenced November 29, 1999)
            (Commenced September 13, 2000)                        *Equity 500
        *International Equity                                         (Commenced November 29, 1999)
            (Commenced June 7, 2000)                              *Small Cap
        *Mid Cap                                                      (Commenced January 31, 2000)
            (Commenced July 24, 2000)
        *Small Cap                                            Fidelity Management and Research Company
            (Commenced September 13, 2000)                      Fidelity
                                                                  *Contrafund SC
    Ameritas Investment Corp. (See Note 4)                            (Commenced September 25, 2000)
      Ameritas                                                    *High Income SC
        *Growth                                                       (Commenced December 7, 2000)
            (Commenced August 7, 2000)                            *Inv. Grade Bond IC
        *MidCap                                                       (Commenced December 18, 2000)
            (Commenced July 5, 2000)                              *Mid Cap SC
        *Small Cap                                                    (Commenced September 5, 2000)
            (Commenced August 28, 2000)
                                                              INVESCO Funds Group, Inc.
    Berger LLC                                                  Invesco
      Berger                                                      *Financial
        *Growth                                                       (Commenced May 10, 2001)
            (Commenced June 6, 1997)                              *Health
        *Small Company Growth                                         (Commenced May 10, 2001)
            (Commenced May 5, 1997)

                                     F-I 37

1.  ORGANIZATION, continued

   INVESCO Funds Group, Inc.                                    Strong Capital Management, Inc.
   Invesco, continued                                           Strong Opportunity
       *Technology                                                  *Opportunity
           (Commenced May 2, 2001)                                      (Commenced May 3, 2001)
       *Telecomm

           (Commenced June 13, 2001)                            EQSF Advisers, Inc.
                                                                  Third Avenue
   Neuberger Berman Management Inc.                                 *Value

     Neuberger Berman                                                   (Commenced May 3, 2001)
       *Balanced
           (Commenced January 31, 1996)                         The Vanguard Group
       *Growth                                                    Vanguard
             (Commenced January 22, 1996)                           *Money Market
       *Guardian                                                        (Commenced January 9, 1996)
           (Commenced January 31, 2000)                             *Equity Index
       *Limited Maturity Bond                                           (Commenced January 31, 1996)
           (Commenced February 6, 1996)                             *High-Grade Bond
       *Liquid Assets                                                    (Commenced February 12, 1996)
           (Commenced November 15, 1999)                            *REIT Index
       *Mid-Cap                                                          (Commenced May 1, 2001)
           (Commenced January 31, 2000)                             *Mid-Cap
       *Partners                                                        (Commenced May 17, 2001)
            (Commenced January 31, 1996)
                                                                Newell Associates
   PADCO Advisors II, Inc.                                        Vanguard
     Rydex                                                          *Equity Income
       *Nova                                                            (Commenced February 6, 1996)
           (Commenced July 6, 1999)
       *OTC                                                     Lincoln Capital Management Company
           (Commenced July 6, 1999)                               Vanguard
       *Precious Metals                                             *Growth
           (Commenced August 10, 1999)                                 (Commenced January 22, 1996)
       *Ursa
           (Commenced July 27, 1999)                            Wellington Management Company, LLP
       *US Government Bond                                        Vanguard
           (Commenced October 6, 1999)                              *Balanced
                                                                       (Commenced February 12, 1996)
   Strong Capital Management, Inc.                                  *High Yield Bond
     Strong Variable                                                   (Commenced March 10, 1997)
       *Growth
           (Commenced May 18, 2001)

                                     F-I 38


   Schroder Investment Management                             Granahan Investment Management, Inc.,
   North America, Inc.                                        Grantham, Mayo, Van Otterloo & Co. LLC
     Vanguard, continued                                        Vanguard
       *International                                             *Small Company Growth

           (Commenced January 22, 1996)                               (Commenced January 29, 1997)

   Barrow, Hanley, Mewhinney & Strauss, Inc.
     Vanguard
       *Diversified
           (Commenced May 21, 2001)


2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    ALIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

                                     F-I 39

4.  RELATED PARTIES

    During October 1999, Ameritas Variable Life Insurance Company, an indirect majority owned subsidiary of ALIC, established a variable insurance trust
    (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., another indirect majority owned subsidiary of ALIC. During the periods ended December 31, 2001 and 2000, these subaccounts incurred advisory fees of approximately $483 and $328, payable to Ameritas Investment Corp. Other affiliates of ALIC also provided sub-advisory and administrative services to these subaccounts during 2001 and 2000 of approximately $66 and $38.

    Calvert Asset Management Company, Inc., an affiliate of ALIC, serves as an investment advisor to the Calvert subaccounts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:


                                                                                       Purchases           Sales
                                                                                   -----------------   -----------------
    Calvert:
       Balanced                                                                   $     48,661        $    164,030
       International Equity                                                              8,033               4,021
       Mid Cap                                                                         749,469             158,469
       Small Cap                                                                       478,362             262,213

    Ameritas:
       Growth                                                                          104,740               2,727
       MidCap                                                                           37,489              50,789
       Small Cap                                                                         7,181               2,163

    Berger:
       Growth                                                                          459,172             532,460
       Small Company Growth                                                          2,416,510           2,593,050

    Deutsche:
       EAFE Equity                                                                     794,249              98,421
       Equity 500                                                                    2,415,816              72,464
       Small Cap                                                                       477,264              70,423

    Fidelity:
       Contrafund SC                                                                    20,887                 878
       High Income SC                                                                  172,401             190,936
       Inv. Grade Bond IC                                                              246,108             143,150
       Mid Cap SC                                                                      405,114              83,151

                                     F-I 40


                                                                                  Purchases             Sales
                                                                               -----------------   -----------------
     Invesco:
       Financial                                                                  $     72,276       $       1,432
       Health                                                                          711,288             575,882
       Technology                                                                    3,495,409           3,119,478
       Telecomm                                                                        337,066               2,000

     Neuberger Berman:
       Balanced                                                                        989,182             341,044
       Growth                                                                        1,592,600             562,705
       Guardian                                                                        116,985             100,556
       Limited Maturity Bond                                                           392,676             344,525
       Liquid Assets                                                                 3,549,044           3,685,831
       Mid-Cap                                                                          60,260              60,881
       Partners                                                                        942,909           1,206,466

     Rydex:
       Nova                                                                            853,870           1,042,058
       OTC                                                                           2,558,838           2,539,743
       Precious Metals                                                                  74,489           1,786,981
       Ursa                                                                          4,479,457           1,867,236
       US Government Bond                                                              345,563             483,467

     Strong Variable:
       Growth                                                                          144,658              71,625

     Strong Opportunity:
       Opportunity                                                                     725,019              49,903

     Third Avenue:
       Value                                                                           874,347             142,608

     Vanguard:
       Money Market                                                                 20,716,534          18,300,078
       Equity Index                                                                  3,943,721           1,906,824
       High-Grade Bond                                                               1,398,126           1,033,331
       REIT Index                                                                    1,140,504             726,297
       Mid-Cap                                                                         681,278             273,931
       Equity Income                                                                 1,786,567           1,291,987
       Growth                                                                        2,554,126           2,181,322
       Balanced                                                                      1,325,701             528,070
       High Yield Bond                                                               1,137,599           1,007,361
       International                                                                 3,918,455           3,195,885
       Diversified                                                                     235,958              65,861
       Small Company Growth                                                          1,595,237           1,281,238

                                     F-I 41

6. UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):


                                                                                     Expenses
                                                                           Inv.      as a % of
                                Unit                          Net Assets   Income     Average            Total
                             Value ($)           Units          ($)        Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Calvert:
Balanced

2001                         1.76    1.94           310            600      .03     0.60    0.75    (7.65)   (7.49)

International Equity

2001                        14.49   15.76           431          6,738      .10     0.60    0.75   (25.31)  (25.19)

Mid Cap

2001                        27.18   29.10        19,479        565,442     ----     0.60    0.75   (12.82)   (4.26)

Small Cap

2001                        14.80   15.49        15,326        237,361     ----     0.60    0.75    10.04    10.26

Ameritas:
Growth

2001                        47.76   47.98         3,062        146,660      .07     0.60    0.75   (12.81)  (12.65)

MidCap

2001                        32.50   32.50         1,585         51,507     ----     0.60    0.60    (7.93)   (7.93)

Small Cap

2001                        29.32   29.32           199          5,828     ----     0.60    0.60   (27.71)  (27.65)

Berger:
Growth

2001                        11.03   11.03        40,052        441,695     ----     0.75    0.75   (33.02)  (33.02)

Small Company Growth

2001                        14.13   14.32       120,431      1,701,266     ----     0.60    0.75   (33.97)  (27.29)

Deutsche:
EAFE Equity

2001                         8.35    8.83        72,286        637,469     ----     0.60    0.75   (25.25)  (25.15)

Equity 500
2001                        12.02   12.02       220,594      2,650,481      .95     0.60    0.60   (12.72)  (12.72)


                                     F-I 42


                                                                                     Expenses
                                                                           Inv.     as a % of
                                Unit                         Net Assets    Income    Average            Total
                             Value ($)           Units          ($)        Ratio    Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Deutsche, continued:
Small Cap

2001                        11.23   11.28        40,945        459,784      .72     0.60    0.75     1.31     1.44

Fidelity:
Contrafund SC

2001                        20.57   20.57           973         20,019      .03     0.60    0.60   (12.90)  (12.90)

High Income SC

2001                         6.35    6.35           231          1,466    14.18     0.60    0.60   (22.08)  (22.08)

Inv. Grade Bond IC
2001                        13.57   13.57         9,657        131,032     3.53     0.60    0.60     7.80     7.80

Mid Cap SC

2001                        19.43   19.45        17,184        334,100     ----     0.60    0.75    (4.08)   (3.95)

Invesco:
Financial

2001                        12.41   12.42         5,446         67,600      .39     0.60    0.75    (4.23)   (4.23)

Health

2001                        18.17   18.20         7,153        129,993      .30     0.60    0.75     3.32     3.32

Technology

2001                        15.28   15.37        20,378        311,350     ----     0.60    0.75   (27.45)  (27.45)

Telecomm

2001                         5.55    5.57        59,288        328,842     ----     0.60    0.75   (33.01)  (33.01)

Neuberger Berman:
Balanced

2001                        14.78   26.52        51,568      1,149,419     1.68     0.60    0.75   (14.01)  (13.88)

Growth

2001                        37.22   37.22        43,672      1,625,333     ----     0.75    0.75   (30.88)  (30.88)

Guardian

2001                        15.56   15.56         9,306        144,840      .48     0.60    0.60    (2.11)   (2.11)

Limited Maturity Bond

2001                        13.43   19.29        12,003        203,702     5.33     0.60    0.75     3.02     7.96

                                     F-I 43


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Neuberger Berman, continued:
Liquid Assets

2001                         1.07    1.07        85,267         91,456     4.27     0.60    0.60     1.22     1.22

Mid-Cap

2001                        16.70   16.70         4,869         81,327     ----     0.60    0.60   (25.10)  (25.10)

Partners

2001                        23.57   23.57       131,000      3,087,996      .42     0.75    0.75    (3.55)   (3.55)

Rydex:
Nova

2001                        11.17   11.70        25,769        300,601    15.01     0.60    0.75   (24.15)  (24.05)

OTC

2001                        15.19   15.50       104,127      1,611,474     ----     0.60    0.75   (35.67)  (35.58)

Precious Metals

2001                         4.79    4.82         4,119         19,803     ----     0.60    0.75    12.01    12.30

Ursa

2001                         6.29    7.02       346,657      2,431,849     3.48     0.60    0.75    14.14    14.14

US Government Bond

2001                        11.57   12.01         8,329        100,034     3.12     0.60    0.75    (1.98)    1.35

Strong Variable:
Growth

2001                        16.30   16.38         3,714         60,537     ----     0.60    0.75   (23.46)  (23.46)

Strong Opportunity:
Opportunity

2001                        19.45   22.94        28,482        653,356     1.13     0.60    0.75    (5.02)   (5.02)

Third Avenue:
Value                       17.21   17.23        43,190        743,232      .04     0.60    0.75    (0.88)    4.59
2001

                                     F-I 44


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                       Net Assets     Income      Average            Total
                             Value ($)          Units          ($)        Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Vanguard:
Money Market

2001                         1.02    1.31    10,822,238     14,020,863     4.20     0.60    0.75     1.92     4.09

Equity Index

2001                        29.80   31.71       534,910     16,958,349     ----     0.60    0.75   (12.54)   (8.60)

High-Grade Bond

2001                        11.29   15.02       154,163      2,315,115     1.39     0.60    0.75     0.52     7.45

REIT Index

2001                        12.97   12.99        33,346        432,410     ----     0.60    0.75     2.64     9.51

Mid-Cap

2001                        13.17   13.18        31,001        408,255     ----     0.60    0.75    (6.51)   (4.37)

Equity Income

2001                        19.72   24.07       196,968      4,739,146     ----     0.60    0.75    (5.80)   (4.23)

Growth

2001                        14.32   21.19       412,246      8,720,234     ----     0.60    0.75   (32.36)  (14.26)

Balanced

2001                        25.52   25.52       170,413      4,349,328     ----     0.75    0.75     3.64     3.64

High Yield Bond

2001                         8.59   11.90        64,306        764,951     1.95     0.60    0.75     0.36     2.50

International

2001                        12.36   14.79       353,192      5,222,573     ----     0.60    0.75   (19.21)    3.35

Diversified

2001                        10.61   10.65        14,830        157,408     ----     0.60    0.75   (12.09)    4.31

Small Company Growth

2001                        16.38   22.58       233,852      5,253,174     ----     0.60    0.75     4.80     5.45

                                     F-I 45

7.  CHANGES IN UNITS OUTSTANDING
          The changes in units outstanding were as follows:


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Calvert:
     Balanced

     Units issued                                   26,241                     57,131                      ----
     Units redeemed                                (82,998)                       (64)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (56,757)                    57,067                      ----
                                           ====================       ===================       ====================

     International Equity

     Units issued                                      714                      3,875                      ----
     Units redeemed                                   (553)                    (3,605)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            161                        270                      ----
                                           ====================       ===================       ====================

     Mid Cap

     Units issued                                   25,080                      9,064                      ----
     Units redeemed                                 (7,916)                    (6,749)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,164                      2,315                      ----
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                   32,868                      2,604                      ----
     Units redeemed                                (19,113)                    (1,033)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         13,755                      1,571                      ----
                                           ====================       ===================       ====================

     Ameritas:
     Growth

     Units issued                                    2,347                        931                      ----
     Units redeemed                                   (206)                       (10)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          2,141                        921                      ----
                                           ====================       ===================       ====================

     MidCap

     Units issued                                    1,018                      2,164                      ----
     Units redeemed                                 (1,574)                       (23)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (556)                     2,141                      ----
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                      221                        317                      ----
     Units redeemed                                    (74)                      (265)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            147                         52                      ----
                                           ====================       ===================       ====================

     Berger:
     Growth

     Units issued                                   66,461                    102,720                    39,649
     Units redeemed                                (71,573)                   (76,711)                  (33,280)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (5,112)                    26,009                     6,369
                                           ====================       ===================       ====================

                                     F-I 46


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Berger, continued:
     Small Company Growth

     Units issued                                  226,646                    339,492                    97,067
     Units redeemed                               (240,529)                  (261,632)                  (73,763)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (13,883)                    77,860                    23,304
                                           ====================       ===================       ====================

     Deutsche:
     EAFE Equity

     Units issued                                   82,970                      7,516                        16
     Units redeemed                                (17,825)                      (390)                       (1)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         65,145                      7,126                        15
                                           ====================       ===================       ====================

     Equity 500
     Units issued                                  196,264                     50,659                       847
     Units redeemed                                (17,832)                    (9,340)                       (4)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        178,432                     41,319                       843
                                           ====================       ===================       ====================

     Small Cap

     Units issued                                   43,793                      7,130                      ----
     Units redeemed                                 (9,239)                      (739)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         34,554                      6,391                      ----
                                           ====================       ===================       ====================

     Fidelity:
     Contrafund SC

     Units issued                                    1,115                         32                      ----
     Units redeemed                                   (172)                        (2)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            943                         30                      ----
                                           ====================       ===================       ====================

     High Income SC

     Units issued                                   24,722                      2,765                      ----
     Units redeemed                                (27,249)                        (7)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (2,527)                     2,758                      ----
                                           ====================       ===================       ====================

     Inv. Grade Bond IC
     Units issued                                   20,461                      1,969                      ----
     Units redeemed                                (12,773)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          7,688                      1,969                      ----
                                           ====================       ===================       ====================

     Mid Cap SC

     Units issued                                   22,208                        109                      ----
     Units redeemed                                 (5,130)                        (3)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,078                        106                      ----
                                           ====================       ===================       ====================

                                     F-I 47


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Invesco:
     Financial

     Units issued                                   12,901                       ----                      ----
     Units redeemed                                 (7,455)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          5,446                       ----                      ----
                                           ====================       ===================       ====================

     Health

     Units issued                                   43,741                       ----                      ----
     Units redeemed                                (36,588)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          7,153                       ----                      ----
                                           ====================       ===================       ====================

     Technology

     Units issued                                  254,833                       ----                      ----
     Units redeemed                               (234,455)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         20,378                       ----                      ----
                                           ====================       ===================       ====================

     Telecomm

     Units issued                                   59,779                       ----                      ----
     Units redeemed                                   (491)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         59,288                       ----                      ----
                                           ====================       ===================       ====================

     Neuberger Berman:
     Balanced

     Units issued                                   47,926                     32,815                    10,483
     Units redeemed                                (33,021)                   (11,261)                   (5,119)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,905                     21,554                     5,364
                                           ====================       ===================       ====================

     Growth

     Units issued                                   24,741                     65,683                    14,414
     Units redeemed                                (24,352)                   (46,944)                  (13,079)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            389                     18,739                     1,335
                                           ====================       ===================       ====================

     Guardian

     Units issued                                    7,837                     11,265                      ----
     Units redeemed                                 (8,001)                    (1,795)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (164)                     9,470                      ----
                                           ====================       ===================       ====================

     Limited Maturity Bond

     Units issued                                   28,896                     31,611                    18,051
     Units redeemed                                (25,379)                   (28,507)                  (15,961)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          3,517                      3,104                     2,090
                                           ====================       ===================       ====================

     Liquid Assets

     Units issued                                3,638,389                  1,762,670                    24,010
     Units redeemed                             (3,771,540)                (1,544,252)                  (24,010)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                       (133,151)                   218,418                      ----
                                           ====================       ===================       ====================

                                     F-I 48


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Neuberger Berman, continued:
     Mid-Cap

     Units issued                                    2,923                      7,508                      ----
     Units redeemed                                 (3,119)                    (2,443)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (196)                     5,065                      ----
                                           ====================       ===================       ====================

     Partners

     Units issued                                   71,986                     81,395                    70,020
     Units redeemed                                (88,201)                   (74,268)                  (60,483)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (16,215)                     7,127                     9,537
                                           ====================       ===================       ====================

     Rydex:
     Nova

     Units issued                                   70,362                    147,681                    69,330
     Units redeemed                                (98,492)                  (151,140)                  (11,972)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (28,130)                    (3,459)                   57,358
                                           ====================       ===================       ====================

     OTC

     Units issued                                  212,619                    260,321                    67,102
     Units redeemed                               (213,728)                  (207,598)                  (14,589)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         (1,109)                    52,723                    52,513
                                           ====================       ===================       ====================

     Precious Metals

     Units issued                                   18,515                    844,054                     5,064
     Units redeemed                               (358,702)                  (499,748)                   (5,064)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                       (340,187)                   344,306                      ----
                                           ====================       ===================       ====================

     Ursa

     Units issued                                  657,853                    121,562                   510,022
     Units redeemed                               (316,422)                  (127,157)                 (499,201)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        341,431                     (5,595)                   10,821
                                           ====================       ===================       ====================

     US Government Bond

     Units issued                                   33,220                     37,653                    68,536
     Units redeemed                                (45,319)                   (17,225)                  (68,536)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                        (12,099)                    20,428                      ----
                                           ====================       ===================       ====================

     Strong Variable:
     Growth

     Units issued                                    8,410                       ----                      ----
     Units redeemed                                 (4,696)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                          3,714                       ----                      ----
                                           ====================       ===================       ====================

                                     F-I 49


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------

     Strong Opportunity:
     Opportunity

     Units issued                                   32,492                       ----                      ----
     Units redeemed                                 (4,010)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         28,482                       ----                      ----
                                           ====================       ===================       ====================

     Third Avenue:
     Value

     Units issued                                   57,706                       ----                      ----
     Units redeemed                                (14,516)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         43,190                       ----                      ----
                                           ====================       ===================       ====================

     Vanguard:
     Money Market

     Units issued                               32,680,021                 30,437,171                19,807,957
     Units redeemed                            (31,028,238)               (30,377,642)              (19,228,058)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                      1,651,783                     59,529                   579,899
                                           ====================       ===================       ====================

     Equity Index

     Units issued                                  260,883                    288,384                   314,490
     Units redeemed                               (196,966)                  (211,826)                 (162,587)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         63,917                     76,558                   151,903
                                           ====================       ===================       ====================

     High-Grade Bond

     Units issued                                  148,112                    123,985                   230,138
     Units redeemed                               (125,319)                  (100,216)                 (190,737)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         22,793                     23,769                    39,401
                                           ====================       ===================       ====================

     REIT Index

     Units issued                                   94,902                       ----                      ----
     Units redeemed                                (61,556)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         33,346                       ----                      ----
                                           ====================       ===================       ====================

     Mid-Cap

     Units issued                                   55,376                       ----                      ----
     Units redeemed                                (24,375)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         31,001                       ----                      ----
                                           ====================       ===================       ====================

     Equity Income

     Units issued                                  124,807                    123,689                    98,814
     Units redeemed                               (104,150)                  (104,200)                  (70,764)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         20,657                     19,489                    28,050
                                           ====================       ===================       ====================

                                     F-I 50


                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Vanguard, continued:
     Growth

     Units issued                                  251,286                    227,499                   238,320
     Units redeemed                               (236,727)                  (151,957)                 (124,929)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,559                     75,542                   113,391
                                           ====================       ===================       ====================

     Balanced

     Units issued                                   98,850                     48,046                    66,445
     Units redeemed                                (66,057)                   (85,516)                  (57,417)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         32,793                    (37,470)                    9,028
                                           ====================       ===================       ====================

     High Yield Bond

     Units issued                                  143,747                     71,365                   110,430
     Units redeemed                               (133,709)                   (75,019)                  (99,362)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         10,038                     (3,654)                   11,068
                                           ====================       ===================       ====================

     International

     Units issued                                  381,904                    260,710                   184,754
     Units redeemed                               (337,487)                  (207,462)                 (150,519)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         44,417                     53,248                    34,235
                                           ====================       ===================       ====================

     Diversified

     Units issued                                   24,266                       ----                      ----
     Units redeemed                                 (9,436)                      ----                      ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         14,830                       ----                      ----
                                           ====================       ===================       ====================

     Small Company Growth

     Units issued                                  158,327                    191,611                   141,676
     Units redeemed                               (140,541)                  (137,623)                 (103,135)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                         17,786                     53,988                    38,541
                                           ====================       ===================       ====================

8. ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 51

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                             December 31
                                                                                  -----------------------------------
                                                                                        2001             2000
                                                                                  -----------------------------------
                                      ASSETS
 Investments:
    Fixed maturity securities held to maturity (fair value
       $555,247 - 2001, $709,051 - 2000)                                            $     530,520    $     701,379
    Fixed maturity securities available for sale (amortized cost
       $739,011 - 2001, $504,991 - 2000)                                                  751,458          500,654
    Redeemable preferred stock - affiliate                                                 25,000           25,000
    Equity securities (cost $93,214 - 2001, $81,308 - 2000)                               111,990          151,428
    Mortgage loans on real estate                                                         303,024          302,901
    Loans on insurance policies                                                            94,034           88,012
    Real estate, less accumulated depreciation
       ($16,224 - 2001, $14,562 -2000)                                                     25,546           26,257
    Other investments                                                                      81,237           53,281
    Short-term investments                                                                      -              292
                                                                                 -----------------------------------
                             Total Investments                                          1,922,809        1,849,204
                                                                                 -----------------------------------

Cash and cash equivalents                                                                 116,096           68,978
Accrued investment income                                                                  26,022           26,303
Deferred policy acquisition costs                                                         222,533          222,870
Property and equipment, less accumulated depreciation
    ($38,108 - 2001, $33,539 - 2000)                                                       23,464           23,658
Reinsurance receivable - affiliate                                                          1,369           10,795
Current income taxes                                                                        2,081            3,402
Other assets                                                                               41,210           28,969
Separate accounts                                                                       2,417,355        2,684,880
                                                                                 -----------------------------------
                             Total Assets                                           $   4,772,939    $   4,919,059
                                                                                 ===================================


The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 2

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                            December 31
                                                                                 -----------------------------------
                                                                                       2001              2000
                                                                                 ----------------- -----------------
                      LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves                                                        $     352,907     $     352,581
Policy and contract claims                                                                 38,494            35,473
Accumulated contract values                                                             1,127,873         1,023,606
Unearned policy charges                                                                     9,373            10,589
Unearned reinsurance ceded allowance                                                        1,614             1,720
Deferred income taxes                                                                      32,934            48,682
Note payable - affiliate                                                                    3,900             5,100
Dividends payable to policyowners                                                          10,367            10,438
Other liabilities                                                                          55,267            71,335
Separate accounts                                                                       2,417,355         2,684,880
                                                                                 ----------------- -----------------
                             Total Liabilities                                          4,050,084         4,244,404
                                                                                 ----------------- -----------------

COMMITMENTS AND CONTINGENCIES
Minority interest in subsidiary                                                            43,834            32,950
Common stock, par value $0.10 per share, 25,000,000 shares
    authorized, issued and outstanding                                                      2,500             2,500
Additional paid-in capital                                                                  5,000             5,000
Retained earnings                                                                         651,596           589,581
Accumulated other comprehensive income                                                     19,925            44,624
                                                                                 ----------------- -----------------
                             Total Stockholder's Equity                                   679,021           641,705

                                                                                 ----------------- -----------------
                                   Total Liabilities and
                                        Stockholder's Equity                        $   4,772,939     $   4,919,059
                                                                                 ================= =================



The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 3

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                  -------------


                                                                              Years Ended December 31

                                                                -----------------------------------------------------
                                                                     2001               2000              1999
                                                               -----------------  ----------------- -----------------
INCOME:
Insurance revenues:
  Premiums
    Life insurance                                               $    28,350        $     29,309      $     32,267
    Accident and health insurance                                    306,368             282,056           270,263
 Contract charges                                                     91,547              89,268            77,917
 Reinsurance, net                                                     36,706              (1,443)             (401)
 Reinsurance, ceded allowance                                          5,367               5,166             3,986
Investment revenues:
  Investment income, net                                             132,837             148,608           140,469
  Realized gains, net                                                 14,252              14,662            11,553
Broker/dealer revenues                                                28,794              25,110            17,996
Other                                                                 17,809              17,327            12,415
                                                               -----------------  ----------------- -----------------
                                                                     662,030             610,063           566,465
                                                               -----------------  ----------------- -----------------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits                                                      21,415              24,248            26,037
  Surrender benefits                                                   7,310               8,326             8,143
  Accident and health benefits                                       241,733             197,941           190,452
  Interest credited                                                   62,416              58,354            65,696
  Change in policy and contract reserves                                 263              (7,356)            3,699
  Other                                                               12,834              13,563            13,440
Dividends appropriated for policyowners                               10,480              10,436            10,609
Sales and operating expenses                                         178,826             149,155           140,654
Amortization of deferred policy acquisition costs                     29,019              35,201            18,554
                                                               -----------------  ----------------- -----------------
                                                                     564,296             489,868           477,284
                                                               -----------------  ----------------- -----------------
Income before income taxes and minority interest in
      earnings of subsidiary                                          97,734             120,195            89,181
Income taxes - current                                                35,207              38,283            32,130
Income taxes - deferred                                               (2,509)              1,349               923
                                                               -----------------  ----------------- -----------------
  Total income taxes                                                  32,698              39,632            33,053
                                                               -----------------  ----------------- -----------------

Income before minority interest in earnings of subsidiary             65,036              80,563            56,128
Minority interest in earnings of subsidiary                           (3,021)             (3,172)           (2,618)
                                                               -----------------  ----------------- -----------------

Net income                                                       $    62,015        $     77,391      $     53,510
                                                               =================  ================= =================


The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 4

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                             Years Ended December 31
                                                              -------------------------------------------------------
                                                                     2001               2000              1999
                                                                ----------------   ----------------  ----------------

 Net Income                                                       $     62,015       $     77,391      $     53,510
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities: Unrealized holding gains (losses) arising during period (net of deferred tax
     of ($6,099) - 2001, $326 - 2000, and $2,664 - 1999)               (11,673)               102             6,155
   Reclassification adjustment for gains included in
     net income (net of deferred tax of $5,268 - 2001,
     $5,418 - 2000, and $1,659 - 1999)                                  (9,785)           (10,064)           (3,082)
   Minority interest                                                      (220)              (259)              621
   Change in accounting principle - unrealized
     holding gain (net of deferred tax of $1,627)                       (3,021)                 -                 -
                                                                ----------------   ----------------  ----------------
   Other comprehensive income (loss)                                   (24,699)           (10,221)            3,694
                                                                ----------------   ----------------  ----------------

 Comprehensive income                                             $     37,316       $     67,170      $     57,204
                                                                ================   ================  ================

The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 5

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                                     Accumulated
                                               Common Stock            Additional                        Other            Total
                                         -------------------------      Paid-In        Retained      Comprehensive    Stockholder's
                                           Shares         Amount        Capital        Earnings          Income           Equity
                                         -----------   -----------   ------------    ------------    -------------   -------------
BALANCE, January 1, 1999, restated          25,000      $   2,500     $    5,000      $  458,680     $    51,151     $  517,331

Net unrealized investment gains, net             -              -              -               -           3,073          3,073
Minority interest in net unrealized
  investment activity, net                       -              -              -               -             621            621
Net income                                       -              -              -          53,510               -         53,510
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 1999                  25,000          2,500          5,000         512,190          54,845        574,535
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -          (9,962)        (9,962)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (259)          (259)
Net income                                       -              -              -          77,391               -         77,391
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2000                  25,000          2,500          5,000         589,581          44,624        641,705
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -         (24,479)       (24,479)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (220)          (220)
Net income                                       -              -              -          62,015               -         62,015
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2001                  25,000      $   2,500     $    5,000      $  651,596     $    19,925     $  679,021
                                         ===========   ===========   ============    ============    ============   =============

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 6

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                     2001              2000              1999
                                                                ---------------- ----------------- -----------------
OPERATING ACTIVITIES:
Net Income                                                        $      62,015    $      77,391     $      53,510
Adjustments to reconcile net income to net cash
  from operating activities:
    Depreciation and amortization                                         5,315            6,120             5,899
    Amortization of deferred policy acquisition costs                    29,019           35,201            18,554
    Policy acquisition costs deferred                                   (33,377)         (42,262)          (45,600)
    Interest credited to contract values                                 62,416           58,354            65,696
    Amortization of discounts or premiums                                (1,753)            (772)           (3,615)
    Net realized gains on investment transactions                       (14,252)         (14,662)          (11,553)
    Deferred income taxes                                                (2,509)           1,349               923
    Minority interest in earnings of subsidiary                           3,021            3,172             2,618
    Change in assets and liabilities:
      Accrued investment income                                             281           (1,719)            1,057
      Reinsurance receivable - affiliate                                  9,426           25,126                 -
      Current income taxes                                                1,321          (11,071)              950
      Other assets                                                      (12,241)          (1,719)           (2,869)
      Policy and contract reserves                                          326           (7,516)            3,187
      Policy and contract claims                                          3,021            3,574               441
      Unearned policy charges                                            (1,216)            (754)             (817)
      Unearned reinsurance ceded allowance                                 (106)             (48)              288
      Dividends payable to policyowners                                     (71)             (79)              (96)
      Other liabilities                                                 (14,045)          19,923             1,950
                                                                ---------------- ----------------- -----------------
Net cash from operating activities                                       96,591          149,608            90,523
                                                                ---------------- ----------------- -----------------

INVESTING ACTIVITIES:
Purchase of investments:
   Fixed maturity securities held to maturity                            (4,979)         (32,416)          (57,469)
   Fixed maturity securities available for sale                        (209,528)        (125,055)          (92,268)
   Redeemable preferred stock                                                 -                -           (25,000)
   Equity securities                                                    (61,895)         (48,761)          (34,982)
   Mortgage loans on real estate                                        (57,425)         (52,467)          (80,702)
   Real estate                                                             (985)          (2,814)           (1,218)
   Short-term investments                                                     -             (386)             (390)
   Other investments                                                    (35,351)         (14,223)          (30,695)
Proceeds from sale of investments:
   Fixed maturity securities available for sale                          18,780            5,583             7,762
   Equity securities                                                     69,150           56,050            30,527
   Real estate                                                              722              151            13,831
   Other investments                                                      1,229              789             1,162


The accompanying notes to the consolidated financial statements are an integral part of these statements.




                                     F-II 7

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                      2001             2000              1999
                                                                ----------------- ---------------- -----------------
 INVESTING ACTIVITIES (continued):
 Proceeds from maturities or repayment of investments:
      Fixed maturity securities held to maturity                  $      74,820     $      62,933    $      61,486
      Fixed maturity securities available for sale                       55,549            42,254          127,068
      Mortgage loans on real estate                                      57,302            37,925           53,826
      Other investments                                                   5,999             6,842           18,487
      Short-term investments                                                292               400            1,445
 Purchase of property and equipment                                      (5,031)           (4,220)          (6,753)
 Proceeds from sale of property and equipment                                78               220               27
 Net change in loans on insurance policies                               (6,022)           (7,138)          (6,859)
                                                                ----------------- ---------------- -----------------
 Net cash from investing activities                                     (97,295)          (74,333)         (20,715)
                                                                ----------------- ---------------- -----------------

 FINANCING ACTIVITIES:

 Contribution by minority interest in subsidiary                          7,171                 -                -
 Note payable - affiliate                                                (1,200)            5,100                -
 Net change in accumulated contract values                               41,851           (64,927)         (96,953)
                                                                ----------------- ---------------- -----------------
 Net cash from financing activities                                      47,822           (59,827)         (96,953)
                                                                ----------------- ---------------- -----------------
 INCREASE (DECREASE) IN CASH
   AND CASH EQUIVALENTS                                                  47,118            15,448          (27,145)
 CASH AND CASH EQUIVALENTS AT
   BEGINNING OF PERIOD                                                   68,978            53,530           80,675
                                                                ----------------- ---------------- -----------------
 CASH AND CASH EQUIVALENTS AT
   END OF PERIOD                                                  $     116,096     $      68,978    $      53,530
                                                                ================= ================ =================


 Supplemental cash flow information:
      Cash paid for income taxes                                  $      34,130     $      49,168    $      30,992

 Non-cash activities:

     Assets transferred on block co-insurance                     $           -     $           -    $      57,648
     Accumulated contract values ceded in
       block co-insurance                                                     -                 -           59,561
     Release of deferred policy acquisition costs
       on block co-insurance                                                  -                 -            1,815
     Transfer of securities from held to maturity to
       available for sale upon adoption of SFAS No. 133                 102,008                 -                -

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 8

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31,2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Ameritas Life Insurance Corp. (Ameritas) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by Ameritas have membership interest in AAMHC, while contractual rights remain with Ameritas.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. of New York (FALIC) and Pathmark Assurance Company. Ameritas is also a 61% (prior to 2001, 66%) owner of AMAL Corporation
(AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and Ameritas Investment Corp., a broker/dealer. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of Ameritas and its majority owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated



                                     F-II 9

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships accounted for using the cost or equity method, depending upon percentage ownership, investments in real estate limited partnerships accounted for on the equity method and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method.

The Company records write-downs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2001 and 2000, the Company had investments classified as cash equivalents of $6,205 and $4,536, respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are segregated from other assets and liabilities of the Company. The separate accounts are an investment option for pension,


                                    F-II 10

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


SEPARATE ACCOUNTS, (continued)
variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed to the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to significant risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiary consist primarily of commissions from security transactions and underwriting fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker/dealer or investment company, which carries the accounts of such customers. Purchases and sales of securities and related commission revenues and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable.



                                    F-II 11

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are generally amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
------------------------------------------------------------------- ---------------- --------------- ---------------
Beginning balance                                                     $    222,870     $    218,267    $   183,565
Acquisition costs deferred                                                  33,377           42,262         45,600
Amortization of deferred policy acquisition costs                          (29,019)         (35,201)       (18,554)
Adjustment for unrealized investment (gain) loss                            (4,695)          (2,458)         7,656
------------------------------------------------------------------- ---------------- --------------- ---------------
Ending balance                                                        $    222,533     $    222,870    $   218,267
------------------------------------------------------------------- ---------------- --------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability contracts are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.


                                    F-II 12

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life tax return. An agreement among the members of the consolidated group generally provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

ACCOUNTING PRONOUNCEMENTS
CLOSED BLOCK AND IMPLEMENTATION OF STATEMENT OF POSITION 00-3
In 2001, the Company adopted the American Institute of Certified Public Accountants Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts (SOP 00-3). As a result, closed block assets, liabilities, revenues and expenses are no longer presented as separate line items in the financial statements, but are displayed together with all other assets, liabilities, revenues and expenses of the Company based on the nature of the particular item. Prior period information has been restated as required by SOP 00-3 to conform with the current presentation. In addition, under the provisions of SOP 00-3, if actual cumulative closed block earnings are greater than expected cumulative earnings, these excess earnings are recorded as a policyholder dividend obligation (PDO) because the excess will be paid as dividends to closed block policyholders unless offset by future results which are less than expected. Retained earnings at January 1, 1999 have been restated to reflect the PDO for accumulated excess earnings of $385, net of taxes. The effect on net income for each year restated is not material.

DERIVATIVE INSTRUMENTS AND IMPLEMENTATION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133
Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 Accounting for Derivative Instruments and Hedging Activities (SFAS No. 133), as amended. The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

As permitted by SFAS No. 133, on January 1, 2001 the Company transferred a portion of its fixed maturity securities (including closed bock securities) from the held to maturity portfolio to the available for sale portfolio as follows:

--------------------------------------------------------------------------------
Available for sale (at fair value)                                 $     96,363
Carrying amount (amortized cost)                                        102,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Unrealized loss                                                    $     (5,645)
Adjustment to unamortized deferred policy acquisition costs                 997
Deferred income tax                                                       1,627
--------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                   $     (3,021)
--------------------------------------------------------------------------------

The Company has determined there is no other material impact on its financial position or results of operations as a result of the adoption and application of SFAS No. 133.



                                    F-II 13

2.  CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared in accordance with GAAP, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore, the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information for the Closed Block included in the consolidated financial statements as of December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                                                            December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2001               2000
--------------------------------------------------------------------------------------------------------------------
Liabilities:
     Policy and contract reserves                                                  $    255,153       $    255,605
     Policy and contract claims                                                           1,660              1,759
     Accumulated contract values                                                         58,174             58,347
     Dividends payable                                                                   10,367             10,438
     Other liabilties                                                                     3,321              2,007
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block liabilities                                                     328,675            328,156
--------------------------------------------------------------------------------------------------------------------
Assets:
     Fixed maturity securities held to maturity (fair value $104,743-2001;
       $139,970-2000)                                                                   100,245            138,401
     Fixed maturity securities available for sale (amortized cost $94,222-2001;
       $59,482-2000)                                                                     95,288             57,443
     Mortgage loans on real estate                                                       46,187             44,316
     Loans on insurance policies                                                         39,797             40,943
     Cash and cash equivalents                                                            8,056              1,941
     Accrued investment income                                                            5,522              5,714
     Deferred policy acquisition costs                                                    9,592             10,262
     Other assets                                                                         3,014              4,178
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block assets                                                          307,701            303,198
--------------------------------------------------------------------------------------------------------------------
Excess of reported Closed Block liabilities over Closed Block assets                     20,974             24,958
Accumulated other comprehensive income (loss) represented above                             693             (1,325)
--------------------------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from Closed Block assets and
  liabilities                                                                      $     21,667       $     23,633
====================================================================================================================


                                    F-II 14

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                        2001              2000               1999
--------------------------------------------------------------------------------------------------------------------
Revenues:
     Premiums                                                   $     15,752       $     16,302       $     16,827
     Investment income, net                                           19,459             20,285             20,844
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block revenues                                      35,211             36,587             37,671
--------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
     Policy benefits                                                  18,378             19,513             20,261
     Dividends appropriated for policyowners                          10,480             10,436             10,609
     Sales and operating expenses                                      2,524              2,729              2,835
     Amortization of deferred policy acquisition costs                   676                889              1,215
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block benefits and expenses                         32,058             33,567             34,920
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses, before income taxes                                 3,153              3,020              2,751
Income taxes                                                           1,187              1,058                917
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses and income taxes                               $     1,966       $      1,962       $      1,834
====================================================================================================================

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                          Years Ended December 31
                                                               --------------------------------------------
                                                                      2001           2000           1999
-------------------------------------------------------------- -------------- -------------- --------------
Fixed maturity securities held to maturity                       $    42,101    $    53,478   $    55,449
Fixed maturity securities available for sale                          48,306         34,398        36,327
Redeemable preferred stock - affiliate                                 2,000          1,555             -
Equity securities                                                        857          2,263         1,764
Mortgage loans on real estate                                         24,915         22,356        22,379
Real estate                                                            9,105          9,377         9,883
Loans on insurance policies                                            5,842          5,314         4,893
Other investments                                                      7,978         25,825        15,944
Short-term investments and cash and cash equivalents                   3,739          4,937         5,635
-------------------------------------------------------------- -------------- -------------- --------------
  Gross investment income                                            144,843        159,503       152,274
Investment expenses                                                   12,006         10,895        11,805
-------------------------------------------------------------- -------------- -------------- --------------
  Investment income, net                                         $   132,837    $   148,608   $   140,469
-------------------------------------------------------------- -------------- -------------- --------------


                                    F-II 15

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                         --------------------------------------------
                                                                             2001           2000           1999
------------------------------------------------------------------------ -------------- -------------- --------------
Net gains (losses) on disposals, including calls, of investments
      Fixed maturity securities held to maturity                           $         -    $      (533)  $       115
      Fixed maturity securities available for sale                              (5,730)        (2,696)       (2,101)
      Equity securities                                                         19,163         18,174         6,556
      Mortgage loans on real estate                                                  -            400           282
      Real estate                                                                  185              -         6,548
      Other                                                                        649           (590)           83
------------------------------------------------------------------------ -------------- -------------- --------------
                                                                                14,267         14,755        11,483
------------------------------------------------------------------------ -------------- -------------- --------------
Provisions for losses on investments
      Mortgage loans on real estate                                                  -            (52)          (50)
      Real estate                                                                   23            (25)          120
      Other investments                                                            (38)           (16)            -
------------------------------------------------------------------------ -------------- -------------- --------------
Net pretax realized investment gains                                       $    14,252    $    14,662   $    11,553
------------------------------------------------------------------------ -------------- -------------- --------------


The Company recorded other than temporary impairments on bonds of $6,932, $2,394 and $897 for the years ended December 31, 2001, 2000 and 1999, respectively.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                              Year Ended December 31, 2001
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $       18,780    $      1,198   $         180
Equity securities                                                            69,150          35,840          16,677
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       87,930    $     37,038   $      16,857
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 2000
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        5,583    $          -   $         703
Equity securities                                                            56,050          21,073           2,899
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       61,633    $     21,073   $       3,602
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 1999
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        7,762    $          6   $          80
Equity securities                                                            30,527           8,330           1,774
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       38,289    $      8,336   $       1,854
------------------------------------------------------------------- ----------------- -------------- ----------------


                                    F-II 16

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                            ---------------------------------------------------------
                                                              Amortized        Gross Unrealized            Fair
                                                                           --------------------------
                                                                Cost          Gains        Losses         Value
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $     308,025  $    13,053   $    1,336   $    319,742
   Mortgage-backed                                                  80,447        4,037            -         84,484
   Asset-backed                                                      6,937          332            -          7,269
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      46,127        4,633            -         50,760
   Foreign                                                          88,984        4,215          207         92,992
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities held to maturity             530,520       26,270        1,543        555,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Redeemable preferred stock - affiliate                              25,000            -            -         25,000
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total held to maturity securities                      $     555,520  $    26,270   $    1,543   $    580,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $     583,221  $    16,748   $    9,437   $    590,532
   Mortgage-backed                                                  69,731        1,568          142         71,157
   Asset-backed                                                     23,285          686          178         23,793
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      18,850        2,803            9         21,644
   Foreign                                                          43,924        1,753        1,345         44,332
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities available
      for sale                                                     739,011       23,558       11,111        751,458
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Equity securities                                                   93,214       31,564       12,788        111,990
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total available for sale securities                    $     832,225  $    55,122   $   23,899   $    863,448
----------------------------------------------------------- -------------- ------------- ------------ ---------------
         Total                                               $   1,387,745  $    81,392   $   25,442   $  1,443,695
----------------------------------------------------------- -------------- ------------- ------------ ---------------

At December 31, 2001, the Company had fixed maturity securities with a carrying amount of $13,358 on deposit with various state insurance departments.

                                    F-II 17


                                                                              December 31, 2000
                                                         ------------------------------------------------------------
                                                            Amortized          Gross Unrealized            Fair
                                                                          ---------------------------
                                                              Cost           Gains         Losses         Value
-------------------------------------------------------- ---------------- ------------- ------------- ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                         $     445,915    $    10,257   $      8,100   $    448,072
   Mortgage-backed                                               96,599          2,681              8         99,272
   Asset-backed                                                   5,498             99            147          5,450
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   51,106          3,801              -         54,907
   Foreign                                                      102,261          2,011          2,922        101,350
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities held to
      maturity                                                  701,379         18,849         11,177        709,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Redeemable preferred stock - affiliate                           25,000              -              -         25,000
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total held to maturity securities                   $     726,379    $    18,849   $     11,177   $    734,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Fixed maturity securities available for sale
   U.S. Corporate                                         $     379,314    $     6,220   $     14,106   $    371,428
   Mortgage-backed                                               70,231            627            303         70,555
   Asset-backed                                                  16,825            156            103         16,878
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   19,452          2,821              -         22,273
   Foreign                                                       19,169            446             95         19,520
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities available
        for sale                                                504,991         10,270         14,607        500,654
-------------------------------------------------------- ---------------- ------------- -------------- --------------
   Equity securities                                             81,308         79,176          9,056        151,428
   Short-term investments                                           292              -              -            292
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total available for sale securities                 $     586,591    $    89,446   $     23,663   $    652,374
-------------------------------------------------------- ---------------- ------------- -------------- --------------
-------------------------------------------------------- ---------------- ------------- -------------- --------------
         Total                                            $   1,312,970    $   108,295   $     34,840   $  1,386,425
-------------------------------------------------------- ---------------- ------------- -------------- --------------

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Available for Sale               Held to Maturity
                                                     ----------------------------------------------------------------
                                                            Amortized         Fair         Amortized         Fair
                                                               Cost           Value          Cost            Value
---------------------------------------------------------------------------------------------------------------------
Due in one year or less                                  $    30,899      $   31,295     $   36,823      $   37,558
Due after one year through five years                        283,332         287,511        168,452         176,380
Due after five years through ten years                       271,198         275,515        133,387         139,787
Due after ten years                                           60,566          62,187        104,474         109,769
Mortgage-backed and asset-backed securities                   93,016          94,950         87,384          91,753
---------------------------------------------------------------------------------------------------------------------
   Total                                                 $   739,011      $  751,458     $  530,520      $  555,247
---------------------------------------------------------------------------------------------------------------------


                                    F-II 18

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                              December 31
                                                   -----------------------------
                                                           2001           2000
--------------------------------------------------------------------------------
Net unrealized investment gains                  $        9,602   $     28,379
Equity in subsidiaries                                   18,007         15,745
Deferred policy acquisition costs                        62,537         63,945
Prepaid expenses                                          4,661          4,229
Other                                                     3,509          3,361
--------------------------------------------------------------------------------
Gross deferred tax liability                             98,316        115,659
--------------------------------------------------------------------------------
Future policy and contract benefits                      46,791         49,232
Deferred future revenues                                  4,897          5,430
Policyowner dividends                                     3,628          3,653
Pension and postretirement benefits                       6,278          3,715
Other                                                     3,788          4,947
--------------------------------------------------------------------------------
Gross deferred tax asset                                 65,382         66,977
--------------------------------------------------------------------------------
   Net deferred tax liability                    $       32,934   $     48,682
--------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                               Years Ended December 31
                                    --------------------------------------------
                                       2001             2000           1999
--------------------------------------------------------------------------------
Federal statutory tax rate             35.0  %          35.0  %        35.0  %
Equity in subsidiaries                  2.1              1.8            2.0
Dividend received deduction            (3.6)            (3.4)           -
Other                                   -               (0.4)           0.1
--------------------------------------------------------------------------------
   Effective tax rate                  33.5  %          33.0  %        37.1  %
--------------------------------------------------------------------------------


AVLIC has approximately $1,241 of capital loss carryforwards available as of December 31, 2001 that may be applied against AVLIC's future capital gains. $1,103 and $138 of AVLIC's capital loss carryforwards expire in 2004 and 2005, respectively. In 2000 and 1999, AVLIC provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

5.  RELATED PARTY TRANSACTIONS

In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia, and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.

The Company provides technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The income from these services for the years ended December 31, 2001, 2000 and 1999 was $9,031, $8,628 and $4,372,
respectively.

                                    F-II 19

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

Effective June 30, 1999, Ameritas' indirectly majority owned subsidiary, AVLIC, agreed to 100% co-insure its equity indexed annuity business to its minority owner in a non-cash transaction. Through assumption reinsurance, the Company ceded approximately 99% and 83% of reserves at December 31, 2001 and 2000, respectively. A receivable of $519 and $9,870 as of December 31, 2001 and 2000, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2001 and 2000, AVLIC was contingently liable for $14,210 and $11,610, respectively, of additional reserves.

During 1999, AVLIC formed a variable insurance trust (VIT). The Company, AVLIC, and FALIC offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. AVLIC had separate account investments of $827,892 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $70,921 and $19,780 as of December 31, 2001 and 2000, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was renewed in 2001 and is due August 15, 2002. The note may be renewed until 2005 and carries an interest rate of LIBOR plus 0.625% (2.625% at December 31, 2001 and 7.31% at December 31, 2000).
The note payable of $3,900 and $5,100 at December 31, 2001 and 2000, respectively, represents the amount due to AMAL Corporation's minority owner as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated short term bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. Included in other liabilities, at December 31, 2000, is a payable for $15,000 relating to this transaction, which was settled on January 2, 2001. The bonds were purchased at par but had a fair value of $14,400. Another affiliate guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. Ameritas considered the bonds to be impaired and recorded a write-down of $2,400. In addition, the Company received a promissory note from the affiliate which guaranteed the 4% of par for $600, this note at 3% interest matures on October 31, 2002.

6.  EMPLOYEE AND AGENT BENEFIT PLANS

The Company's employees and agents participate in defined contribution plans that cover substantially all full-time employees and agents. The Company is also included in a multiple employer non-contributory defined benefit plan (pension plan). In past years, substantially all full-time employees were covered by the pension plan and the plan was sponsored by Ameritas. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.


                                    F-II 20

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $1,768, $1,886 and $2,278, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and employees' defined contribution plan each merged with the respective pension plan and defined contribution plan of Acacia, and both are now sponsored by AHC. While the pension plans were merged, each company will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full-time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participants' compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $3,183, $1,690 and $959, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The Company also provides certain health care benefits to retired employees. For associates eligible to retire at or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.


                                    F-II 21

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2001 and 2000, and a statement of the funded status as of December 31 for both years:

                                                               Pension Benefits                 Other Benefits
                                                         ------------- ----------------------------------------------
                                                                2001            2000              2001         2000
---------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year                 $    28,286   $      29,298       $    3,194   $    3,803
  Service cost                                                  1,526           2,468               88           73
  Interest cost                                                 2,222           2,242              258          234
  Actuarial (gain) loss                                         3,804          (1,119)             522          160
  Benefits paid                                                (1,422)         (4,603)            (380)      (1,076)
---------------------------------------------------------------------------------------------------------------------
  Benefit obligation at end of year                       $    34,416   $      28,286       $    3,682   $    3,194
---------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year          $    29,772   $      31,123       $    1,638   $    1,722
  Actual return on plan assets                                 (2,143)          1,533              108          115
  Employer contributions                                        1,768           1,886              235          175
  Benefits paid                                                (1,422)         (4,770)            (210)        (374)
--------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                $    27,975   $      29,772       $    1,771   $    1,638
--------------------------------------------------------------------------------------------------------------------
 Funded Status
   Funded status at end of year                           $    (6,441)  $       1,486       $   (1,912)  $   (1,556)
   Unrecognized transition obligation                             418             463                -            -
   Unrecognized net actuarial (gain) loss                       7,015          (1,054)          (1,472)      (2,099)
   Unrecognized prior service cost                                187               -             (760)        (816)
 -------------------------------------------------------------------------------------------------------------------
  Prepaid (accrual) benefit cost                          $     1,179   $         895       $   (4,144)  $   (4,471)
 -------------------------------------------------------------------------------------------------------------------

Due to participant elections to end their participation in the pension plan in 2000, both the pension plan's benefit obligation and fair value of plan assets were decreased by $3,195 and $3,362 respectively. These reductions are included in the 2000 benefits paid amounts above.

Periodic pension expense for the Company included the following components:

                                                                                 Years Ended December 31
                                                                       ---------------------------------------------
                                                                                2001           2000           1999
--------------------------------------------------------------------------------------------------------------------
Service cost                                                            $      1,526    $      1,660   $      2,420
Interest cost                                                                  2,222           2,242          2,083
Expected return on plan assets                                                (2,327)         (2,555)        (3,214)
Amortization of transition obligation                                             63              83             94
Amortization of net (gain) loss                                                    -               -            939
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                               $      1,484    $      1,430   $      2,322
--------------------------------------------------------------------------------------------------------------------

Due to participant elections to end participation in the pension plan in 2000, the Ameritas net periodic benefit cost was reduced by $808 in 2000. This reduction is included in the 2000 service cost amount above.



                                    F-II 22

Periodic post-retirement medical expense for the Company included the following components:

                                                Years Ended December 31
                                        ----------------------------------------
                                             2001           2000            1999
--------------------------------------------------------------------------------
Service cost                         $         88   $         73   $        172
Interest cost                                 258            234            257
Expected return on plan assets               (110)          (119)          (132)
Amortization of prior service cost            (57)           (56)            (2)
Amortization of net gain                     (102)          (111)          (114)
--------------------------------------------------------------------------------
Net periodic benefit cost            $         77   $         21   $        181
--------------------------------------------------------------------------------

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                        Pension Benefits          Other Benefits
                                                                 -----------------------------------------------------
                                                                        2001         2000          2001        2000
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions for the year ended
December 31
         Discount rate                                                  7.25  %      8.00 %        7.25 %     8.00 %
         Expected return on plan assets                                 8.00         8.00          7.50       7.50
         Rate of compensation increase                                  4.50         4.50             -          -
       -------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2001 and 2000.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                  1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
post-retirement health care benefit cost                                          $      13         $     (13)

Effect on the health care component of the accumulated post-retirement benefit
obligation                                                                        $      93         $     (88)
--------------------------------------------------------------------------------------------------------------------

7.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $49,500, $84,700, and $51,200 for 2001, 2000 and 1999, respectively and combined statutory surplus was $585,000, $487,900, and $413,200 at December 31, 2001, 2000 and 1999,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $36,800, which relates primarily to accounting principles regarding income taxes, prepayment penalty gains captured in the interest maintenance reserve, valuation of venture capital partnerships, electronic data processing equipment, and valuation of subsidiaries.


                                    F-II 23

8.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks. During 2001, the Company entered into reinsurance agreements assuming group dental and eyecare business which increased reinsurance revenues $41,682.

The effect of reinsurance on premiums earned is as follows:

                                               Years Ended December 31
                                     -------------------------------------------
                                         2001            2000            1999
--------------------------------------------------------------------------------
Assumed                           $      56,618    $     16,214   $     13,529
Ceded                                   (19,912)        (17,657)       (13,930)
--------------------------------------------------------------------------------
    Reinsurance, net              $      36,706    $     (1,443)  $       (401)
--------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

9.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                Years Ended December 31
                                    --------------------------------------------
                                       2001              2000             1999
--------------------------------------------------------------------------------
Balance at January 1             $    29,014      $      27,044    $     27,658
Reinsurance reserves (net)            (1,638)            (2,208)         (2,561)
--------------------------------------------------------------------------------
                                      27,376             24,836          25,097
--------------------------------------------------------------------------------
Incurred related to:
   Current year                      220,943            201,847         196,147
   Prior year                        (10,999)            (9,607)         (8,206)
-------------------------------------------------------------------------------
      Total incurred                 209,944            192,240         187,941
-------------------------------------------------------------------------------
Paid related to:
   Current year                      197,638            174,471         171,312
   Prior year                         16,376             15,229          16,890
--------------------------------------------------------------------------------
      Total paid                     214,014            189,700         188,202
--------------------------------------------------------------------------------
                                      23,306             27,376          24,836
Reinsurance reserves (net)            11,419              1,638           2,208
--------------------------------------------------------------------------------
Balance at December 31           $    34,725      $      29,014    $     27,044
--------------------------------------------------------------------------------

The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

Reserves for unpaid claims and loss adjustment expenses attributable to insured events of prior years have been adjusted as the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding claim experience. No additional premiums or return premiums have been accrued as a result of the prior year effects.

                                    F-II 24

10.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $39,755 and $34,082, and mortgage loan and real estate commitments of $22,918 and $42,683 were outstanding for investments to be purchased in subsequent years as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

In the normal course of business the Company's brokerage activities involve, principally through its clearing firm, various securities transactions. These activities may expose the Company to off balance sheet risk in the event the customer or clearing firm is unable to fulfill its contractual obligations.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2001. No balance was outstanding at any time during 2001 or 2000.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $803 and $1,112 as of December 31, 2001 and 2000, respectively.

LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:


                                    F-II 25

         Fixed maturity securities - For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities - For publicly traded securities, fair value is determined using prices from an independent pricing source.

         Loans on insurance policies - Fair value for loans on insurance policies is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Mortgage loans on real estate - Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

         Other investments - Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         Short-term investments - The carrying amount approximates fair value because of the short maturity of these instruments.

         Cash and cash equivalents, redeemable preferred stock - affiliate, and reinsurance receivable - affiliate - The carrying amounts equal fair value.

         Accrued investment income - Fair value equals carrying amount.

         Accumulated contract values - Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         Note payable - affiliate - As the note payable - affiliate is a variable rate note that reprices frequently, fair value is based on carrying amount.

         Commitments - The estimated fair value of commitments approximates carrying amount because the fees currently charged for these arrangements and the underlying interest rates approximate market.

                                    F-II 26

Estimated fair values are as follows:

                                                                             December 31
                                                   -----------------------------------------------------------------
                                                                 2001                             2000
                                                   -------------------------------    ------------------------------
                                                      Carrying          Fair            Carrying          Fair
                                                       Amount          Value             Amount          Value
 -------------------------------------------------------------------------------------------------------------------
 Financial assets:
    Fixed maturity securities
       Held to maturity                             $     530,520   $    555,247       $    701,379   $    709,051
       Available for sale                                 751,458        751,458            500,654        500,654
    Redeemable preferred stock - affiliate                 25,000         25,000             25,000         25,000
    Equity securities                                     111,990        111,990            151,428        151,428
    Loans on insurance policies                            94,034         84,151             88,012         74,811
    Mortgage loans on real estate                         303,024        313,368            302,901        319,402
    Other investments                                      44,351         40,195             37,686         48,351
    Short-term investments                                      -              -                292            292
    Cash and cash equivalents                             116,096        116,096             68,978         68,978
    Accrued investment income                              26,022         26,022             26,303         26,303
    Reinsurance receivable - affiliate                      1,369          1,369             10,795         10,795
 Financial liabilities:
     Accumulated contract values excluding
      amounts held under insurance
      contracts                                           772,169        775,870            670,055        656,178
    Note payable - affiliate                                3,900          3,900              5,100          5,100

                                    F-II 27

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

Ameritas' By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of 117 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Donald R. Stading
(b) Deloitte & Touche LLP

The Following Exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
         (1) Resolution of the Board of Directors of Ameritas Authorizing Establishment of the Account. 1
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. 1
              (b) Proposed Form of Selling Agreement. 2
              (c) Commission Schedule. 1
         (4)      Not Applicable.
         (5)  (a) Proposed Form of Policy. 3
              (b) Proposed Form of Policy Riders. 4
         (6)  (a) Articles of Incorporation of Ameritas. 1
              (b) Bylaws of Ameritas. 3
         (7)      Not applicable.
         (8) (a) Participation Agreement in the Neuberger Berman Advisers Management Trust. 2
              (b) Participation Agreement in the BT Insurance Funds Trust. 5
              (c) Participation Agreement in the Rydex Variable Trust. 4
              (d) Participation Agreement in the Calvert Variable Series, Inc.
                  Ameritas Portfolios. 6
              (e) Participation Agreement in the Calvert Variable Series, Inc. 6
              (f) Participation Agreement in the Variable Insurance Products
                  Fund. 6
              (g) Participation Agreement in the Variable Insurance Products
                  Fund II. 6
              (h) Form of Participation Agreement in the INVESCO Variable
                  Investment Funds, Inc.
              (i) Form of Participation Agreement in the Third Avenue Variable
                  Series Trust.
              (j) Form of Amended and Restated Participation Agreement in the
                  Vanguard Variable Insurance Funds.
         (9)  Not Applicable.
         (10) Application for Policy. 3

2.  (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6.  Consent of Deloitte & Touche LLP.
7.  Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T)(b)
    (13)(viii) under the Investment Company Act of 1940. 2
8.  Powers of Attorney. 7

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-86500, filed April 3, 1998.

2 Incorporated by reference to the initial Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVA. File No. 333-5529, filed January 17, 1996.

3 Incorporated by reference to Post-Effective Amendment No. 5 Ameritas Life Insurance Corp. Separate Account LLVL. File No. 33-86500, filed February 26, 1999.

4 Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed June 11, 1999.

5 Incorporated by reference to Pre-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on July 14, 1999.

6 Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on March 1, 2000.

7 Incorporated by reference to Post-Effective Amendment No. 10 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-86500, filed on April 12, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 3 to Registration Statement No. 333-76359 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 10th day of April, 2002.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor


                                                 By:      Kenneth C. Louis *
                                                    ---------------------------
                                                          Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2002.

     SIGNATURE                              TITLE

     Kenneth C. Louis *                     Director, Chairman of the Board and Chief Executive Officer

     David C. Moore **                      President and Chief Operating Officer

     /S/ Donald R. Stading
     ---------------------
     Donald R. Stading                      Senior Vice President, Secretary and Corporate General Counsel

     William W. Lester*                     Senior Vice President-Investments and Treasurer

     JoAnn M. Martin *                      Executive Vice President and Chief Financial Officer

     James P. Abel *                        Director

     Duane W. Acklie *                      Director

     Lawrence J. Arth *                     Director

     William W. Cook, Jr *                  Director

     Paul C. Schorr, III *                  Director

     William C. Smith *                     Director


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001
** Signed by Donald R. Stading under Power of Attorney executed effective as of March 28, 2002

                                  Exhibit Index

         Exhibit

         2.(a)(b)          Opinion and Consent of Donald R. Stading

         6.                Consent of Deloitte & Touche LLP